Schwab Strategic Trust
Schwab Mortgage-Backed Securities ETF

Portfolio Holdings as of May 31, 2026 (Unaudited)

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SECURITIZED 99.6% OF NET ASSETS

Mortgage-Backed Securities Pass-Through 99.6%
Federal Home Loan Mortgage Corp.
1.00%, 03/01/36 to 08/01/36 (a)	572,007	500,659
1.50%, 07/01/35 to 04/01/52 (a)	97,219,993	80,264,753
2.00%, 01/01/28 to 05/01/52 (a)	467,573,095	386,684,588
2.50%, 04/01/27 to 01/01/54 (a)	244,063,855	210,524,357
3.00%, 12/01/26 to 02/01/53 (a)	176,655,822	158,449,629
3.50%, 09/01/33 to 01/01/55 (a)	112,410,959	103,984,557
4.00%, 11/01/33 to 05/01/55 (a)	87,517,336	83,454,645
4.50%, 10/01/37 to 05/01/56 (a)	135,310,746	131,647,184
5.00%, 05/01/33 to 06/01/56 (a)	328,184,314	325,229,964
5.50%, 06/01/33 to 05/01/56 (a)	326,045,870	329,465,372
6.00%, 12/01/36 to 03/01/56 (a)	259,212,116	266,230,298
6.50%, 11/01/52 to 10/01/55 (a)	99,399,653	103,827,028
7.00%, 10/01/53 to 12/01/55 (a)	11,564,133	12,244,717
7.50%, 08/01/54 (a)	211,829	222,440
Federal National Mortgage Association
1.00%, 12/01/36 (a)	3,598,030	3,137,238
1.50%, 07/01/35 to 04/01/52 (a)	122,660,985	100,349,688
2.00%, 11/01/27 to 04/01/52 (a)	513,051,024	428,417,217
2.50%, 03/01/27 to 01/01/54 (a)	444,370,465	381,973,601
3.00%, 03/01/27 to 07/01/52 (a)	276,241,075	247,693,188
3.50%, 07/01/28 to 12/01/55 (a)	200,244,283	185,375,991
4.00%, 05/01/33 to 07/01/55 (a)	195,716,942	186,066,538
4.50%, 07/01/29 to 05/01/56 (a)	153,510,171	149,231,093
5.00%, 06/01/33 to 05/01/56 (a)	240,554,974	238,761,208
5.50%, 05/01/33 to 04/01/56 (a)	306,510,794	310,090,589
6.00%, 09/01/36 to 05/01/56 (a)	232,277,684	238,909,513
6.50%, 01/01/53 to 04/01/56 (a)	95,140,644	99,306,061
7.00%, 02/01/53 to 09/01/55 (a)	20,341,255	21,540,486
7.50%, 11/01/53 to 08/01/54 (a)	1,375,601	1,454,594
Government National Mortgage Association
1.50%, 02/20/51 to 12/20/51 (a)	4,492,485	3,519,647
2.00%, 08/20/50 to 05/20/52 (a)	177,550,476	145,897,080
2.50%, 07/20/27 to 04/20/53 (a)	173,237,474	148,438,352
3.00%, 04/20/27 to 12/20/54 (a)	174,638,158	156,385,487
3.50%, 12/20/40 to 03/20/56 (a)	147,100,881	135,454,043
4.00%, 04/15/39 to 09/20/55 (a)	111,032,086	105,081,519
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 09/15/34 to 05/20/56 (a)	173,467,649	168,176,058
5.00%, 12/15/36 to 05/20/56 (a)	285,410,333	282,940,014
5.50%, 10/20/52 to 05/20/56 (a)	257,021,801	259,788,053
6.00%, 11/20/52 to 05/20/56 (a)	131,621,405	134,575,344
6.50%, 11/20/52 to 05/20/56 (a)	45,820,078	47,804,274
7.00%, 11/20/52 to 10/20/55 (a)	8,948,008	9,303,677
7.50%, 01/20/54 to 02/20/54 (a)	317,727	328,482
Uniform Mortgage-Backed Security, TBA
4.00%, 06/11/56 (a)(b)	3,500,000	3,277,272
4.50%, 06/11/56 (a)(b)	1,500,000	1,439,986
5.00%, 06/11/56 (a)(b)	3,500,000	3,443,956
5.50%, 06/11/56 (a)(b)	7,000,000	7,032,200
Total Securitized (Cost $6,317,134,449)		6,397,922,640

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.7% OF NET ASSETS

Money Market Funds 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (c)	107,552,942	107,552,942
Total Short-Term Investments (Cost $107,552,942)		107,552,942
Total Investments in Securities (Cost $6,424,687,391)		6,505,475,582

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(c)	The rate shown is the annualized 7-day yield.

TBA —	To-be-announced

Schwab Mortgage-Backed Securities ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Securitized[1]	$—	$6,397,922,640	$—	$6,397,922,640
Short-Term Investments[1]	107,552,942	—	—	107,552,942
Total	$107,552,942	$6,397,922,640	$—	$6,505,475,582

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab High Yield Bond ETF

Portfolio Holdings as of May 31, 2026 (Unaudited)

Most securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. The fund may invest in securities not included in its index, including variable rate securities. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.4% OF NET ASSETS

Financial Institutions 13.1%
Banking 0.2%
Ally Financial, Inc.
6.70%, 02/14/33 (a)	631,000	651,868
6.65%, 01/17/40 (a)(b)	979,000	970,315
Dresdner Funding Trust I
8.15%, 06/30/31 (a)(c)	2,179,000	2,350,765
Popular, Inc.
7.25%, 03/13/28 (a)	862,000	894,919
Synchrony Financial
7.25%, 02/02/33 (a)	995,000	1,032,079
		5,899,946
Brokerage/Asset Managers/Exchanges 1.2%
Aretec Group, Inc.
7.50%, 04/01/29 (a)(c)	1,015,000	1,017,957
10.00%, 08/15/30 (a)(c)	1,141,000	1,211,576
Armor Holdco, Inc.
8.50%, 11/15/29 (a)(c)(d)	558,000	563,314
Coinbase Global, Inc.
3.38%, 10/01/28 (a)(c)	1,584,000	1,521,042
3.63%, 10/01/31 (a)(c)	1,814,000	1,601,839
First Eagle Holdings, Inc.
7.25%, 08/15/32 (a)(c)	1,000,000	1,014,989
Focus Financial Partners LLC
6.75%, 09/15/31 (a)(c)	1,738,000	1,752,512
Hightower Holding LLC
6.75%, 04/15/29 (a)(c)	1,064,000	1,066,418
9.13%, 01/31/30 (a)(c)	885,000	915,742
Hunt Cos., Inc.
5.25%, 04/15/29 (a)(c)	1,561,000	1,540,644
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29 (a)(c)	728,000	713,081
7.13%, 04/30/31 (a)(c)	1,756,000	1,821,388
6.13%, 11/01/32 (a)(c)	1,945,000	1,950,967
6.75%, 05/01/33 (a)(c)	3,685,000	3,792,219
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28 (a)(c)	1,606,000	1,553,052
6.63%, 10/15/31 (a)(c)	919,000	907,068
Osaic Holdings, Inc.
6.75%, 08/01/32 (a)(c)	1,067,000	1,077,950
8.00%, 08/01/33 (a)(c)	1,852,000	1,885,474
Stonex Escrow Issuer LLC
6.88%, 07/15/32 (a)(c)	883,000	911,781
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
StoneX Group, Inc.
7.88%, 03/01/31 (a)(c)	1,181,000	1,243,880
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 06/15/31 (a)(c)	832,000	870,770
		28,933,663
Finance Companies 4.3%
Atlanticus Holdings Corp.
9.75%, 09/01/30 (a)(c)	893,000	902,578
Azorra Finance Ltd.
7.75%, 04/15/30 (a)(c)	618,000	643,970
7.25%, 01/15/31 (a)(c)	1,169,000	1,196,733
6.25%, 02/15/34 (a)(c)	750,000	723,946
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)(d)	607,000	603,439
Bread Financial Holdings, Inc.
6.75%, 05/15/31 (a)(c)	837,000	857,696
8.38%, 06/15/35 (a)(b)(c)	643,000	672,528
Cobra AcquisitionCo LLC
6.38%, 11/01/29 (a)(c)	776,000	671,688
12.25%, 11/01/29 (a)(c)(d)	220,000	222,216
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30 (a)(c)	1,959,000	1,930,868
6.75%, 12/01/32 (a)(c)	676,000	650,536
Enova International, Inc.
9.13%, 08/01/29 (a)(c)	763,000	799,817
FirstCash, Inc.
4.63%, 09/01/28 (a)(c)	781,000	770,304
5.63%, 01/01/30 (a)(c)	998,000	997,071
6.88%, 03/01/32 (a)(c)	1,041,000	1,071,670
6.13%, 05/01/34 (a)(c)	1,200,000	1,201,464
Freedom Mortgage Corp.
12.25%, 10/01/30 (a)(c)	993,000	1,074,211
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (a)(c)	1,906,000	1,986,271
6.88%, 05/01/31 (a)(c)	1,366,000	1,324,792
9.13%, 05/15/31 (a)(c)	926,000	959,873
8.38%, 04/01/32 (a)(c)	1,159,000	1,177,553
7.88%, 04/01/33 (a)	865,000	845,338
FS KKR Capital Corp.
3.25%, 07/15/27 (a)	863,000	841,697
3.13%, 10/12/28 (a)(d)	1,250,000	1,177,272
7.88%, 01/15/29 (a)	675,000	695,055
6.88%, 08/15/29 (a)	1,000,000	1,004,296
6.13%, 01/15/30 (a)	1,175,000	1,150,694
6.13%, 01/15/31 (a)(d)	650,000	629,936
FTAI Aviation Investors LLC
5.50%, 05/01/28 (a)(c)	1,157,000	1,156,281
7.88%, 12/01/30 (a)(c)	953,000	1,000,558

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.00%, 05/01/31 (a)(c)	1,355,000	1,405,829
7.00%, 06/15/32 (a)(c)	1,525,000	1,576,993
5.88%, 04/15/33 (a)(c)	1,014,000	1,010,549
GGAM Finance Ltd.
8.00%, 06/15/28 (a)(c)	872,000	906,889
6.88%, 04/15/29 (a)(c)	1,114,000	1,146,482
5.88%, 03/15/30 (a)(c)	428,000	433,170
Global Aircraft Leasing Co. Ltd.
8.75%, 09/01/27 (a)(c)	1,532,000	1,567,720
goeasy Ltd.
9.25%, 12/01/28 (a)(c)	1,014,000	994,449
6.88%, 05/15/30 (a)(c)	1,024,000	920,291
7.38%, 10/01/30 (a)(c)(d)	1,017,000	914,085
6.88%, 02/15/31 (a)(c)(d)	1,168,000	1,034,299
LD Holdings Group LLC
8.75%, 11/01/27 (a)(c)(d)	831,000	788,458
6.13%, 04/01/28 (a)(c)	692,000	602,799
LFS Topco LLC
8.75%, 07/15/30 (a)(c)	730,000	727,295
Navient Corp.
4.88%, 03/15/28 (a)	922,000	904,158
5.50%, 03/15/29 (a)	1,428,000	1,371,714
9.38%, 07/25/30 (a)	985,000	1,004,175
11.50%, 03/15/31 (a)	809,000	861,411
9.38%, 10/15/31 (a)	100,000	99,642
7.88%, 06/15/32 (a)	851,000	792,650
5.63%, 08/01/33	1,096,000	892,671
OneMain Finance Corp.
6.63%, 01/15/28 (a)	1,662,000	1,690,922
3.88%, 09/15/28 (a)	1,004,000	971,872
6.63%, 05/15/29 (a)	1,675,000	1,703,204
5.38%, 11/15/29 (a)	1,480,000	1,445,083
7.88%, 03/15/30 (a)	1,242,000	1,293,261
6.13%, 05/15/30 (a)	950,000	946,669
4.00%, 09/15/30 (a)	2,184,000	2,017,042
7.50%, 05/15/31 (a)	1,129,000	1,164,509
7.13%, 11/15/31 (a)	1,328,000	1,345,365
6.75%, 03/15/32 (a)	1,380,000	1,374,000
7.13%, 09/15/32 (a)	960,000	968,623
6.50%, 03/15/33 (a)	1,480,000	1,446,279
6.75%, 09/15/33 (a)	1,335,000	1,309,727
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
7.75%, 05/15/31 (a)(c)	1,000,000	993,823
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (a)(c)	1,134,000	1,083,689
7.88%, 12/15/29 (a)(c)	1,322,000	1,373,709
7.13%, 11/15/30 (a)(c)	1,174,000	1,186,539
5.75%, 09/15/31 (a)(c)	876,000	826,831
6.88%, 05/15/32 (a)(c)	1,525,000	1,494,512
6.88%, 02/15/33 (a)(c)	1,271,000	1,235,832
6.75%, 02/15/34 (a)(c)	1,260,000	1,208,961
Phoenix Aviation Capital Ltd.
9.25%, 07/15/30 (a)(c)	1,542,000	1,590,699
Planet Financial Group LLC
10.50%, 12/15/29 (a)(c)	1,069,000	1,071,323
PROG Holdings, Inc.
6.00%, 11/15/29 (a)(c)	1,422,000	1,387,542
Prospect Capital Corp.
3.44%, 10/15/28 (a)(d)	497,000	459,874
Provident Funding Associates LP/PFG Finance Corp.
9.75%, 09/15/29 (a)(c)	1,130,000	1,181,885
Rfna LP
7.88%, 02/15/30 (a)(c)	1,100,000	1,080,047
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rocket Cos., Inc.
6.50%, 08/01/29 (a)(c)	1,676,000	1,715,833
6.13%, 08/01/30 (a)(c)	3,354,000	3,407,086
7.13%, 02/01/32 (a)(c)	1,533,000	1,589,189
6.38%, 08/01/33 (a)(c)	3,511,000	3,569,813
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29 (a)(c)	1,291,000	1,242,312
3.88%, 03/01/31 (a)(c)	2,244,000	2,086,904
4.00%, 10/15/33 (a)(c)	1,770,000	1,590,204
SLM Corp.
6.50%, 01/31/30 (a)	1,354,000	1,372,378
6.50%, 05/15/32 (a)(b)	850,000	851,211
Stonebriar ABF Issuer LLC
8.13%, 12/15/30 (a)(c)	1,276,000	1,340,605
TrueNoord Capital DAC
8.75%, 03/01/30 (a)(c)	767,000	786,449
United Wholesale Mortgage LLC
5.75%, 06/15/27 (a)(c)	1,100,000	1,096,326
5.50%, 04/15/29 (a)(c)	1,258,000	1,202,429
UWM Holdings LLC
6.63%, 02/01/30 (a)(c)	1,109,000	1,052,674
6.25%, 03/15/31 (a)(c)	1,432,000	1,315,869
Velocity Commercial Capital LLC
9.38%, 02/15/31 (a)(c)	827,000	852,493
Walker & Dunlop, Inc.
6.63%, 04/01/33 (a)(c)	911,000	922,920
		108,742,597
Financial Other 1.4%
Burford Capital Global Finance LLC
6.25%, 04/15/28 (a)(c)	865,000	845,278
6.88%, 04/15/30 (a)(c)	945,000	899,886
9.25%, 07/01/31 (a)(c)	1,421,000	1,365,766
7.50%, 07/15/33 (a)(c)	460,000	393,581
8.50%, 01/15/34 (a)(c)	884,000	768,872
Credit Acceptance Corp.
9.25%, 12/15/28 (a)(c)	655,000	685,031
6.63%, 03/15/30 (a)(c)	1,141,000	1,151,126
Encore Capital Group, Inc.
8.50%, 05/15/30 (a)(c)	1,405,000	1,496,089
6.63%, 04/15/31 (a)(c)	517,000	521,735
6.63%, 06/01/32 (a)(c)	1,000,000	1,000,420
Five Point Operating Co. LP
8.00%, 10/01/30 (a)(c)	568,000	582,844
Greystar Real Estate Partners LLC
7.75%, 09/01/30 (a)(c)	1,256,000	1,306,292
HA Sustainable Infrastructure Capital, Inc.
8.00%, 06/01/56 (a)(b)	879,000	938,802
7.13%, 11/15/56 (a)(b)	1,250,000	1,263,770
Howard Hughes Corp.
4.38%, 02/01/31 (a)(c)	1,520,000	1,429,545
5.88%, 03/01/32 (a)(c)	983,000	966,479
6.13%, 03/01/34 (a)(c)	853,000	833,913
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29 (a)	1,269,000	1,260,073
4.38%, 02/01/29 (a)	1,163,000	1,007,696
10.00%, 11/15/29 (a)(c)	2,030,000	2,034,718
9.00%, 06/15/30 (a)	1,236,000	1,176,826
Jefferson Capital Holdings LLC
9.50%, 02/15/29 (a)(c)	975,000	1,025,057
8.25%, 05/15/30 (a)(c)	1,088,000	1,145,569
Kennedy-Wilson, Inc.
4.75%, 03/01/29 (a)	1,214,000	1,217,341
4.75%, 02/01/30 (a)(d)	1,113,000	1,126,441

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 03/01/31 (a)(d)	989,000	997,683
7.00%, 06/01/31 (a)(c)	1,920,000	1,966,486
7.25%, 06/01/33 (a)(c)	1,000,000	1,017,471
PHH Escrow Issuer LLC/PHH Corp.
9.88%, 11/01/29 (a)(c)	1,184,000	1,164,533
PRA Group, Inc.
8.38%, 02/01/28 (a)(c)	1,235,000	1,256,005
5.00%, 10/01/29 (a)(c)	846,000	802,697
8.88%, 01/31/30 (a)(c)	946,000	973,304
		34,621,329
Insurance 4.1%
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 02/01/29 (a)(c)	1,400,000	1,382,386
4.25%, 02/15/29 (a)(c)	1,318,000	1,250,574
8.50%, 06/15/29 (a)(c)	1,491,000	1,471,760
6.00%, 08/01/29 (a)(c)	1,036,000	972,288
7.50%, 11/06/30 (a)(c)	1,432,000	1,431,394
6.75%, 07/01/32 (a)(c)	1,407,000	1,359,982
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (a)(c)	1,751,000	1,732,095
6.75%, 04/15/28 (a)(c)	2,613,000	2,638,568
5.88%, 11/01/29 (a)(c)	831,000	812,260
7.00%, 01/15/31 (a)(c)	2,669,000	2,711,293
6.50%, 10/01/31 (a)(c)	1,780,000	1,786,385
7.38%, 10/01/32 (a)(c)	1,214,000	1,209,314
American National Group, Inc.
7.00%, 12/01/55 (a)(b)	997,000	981,677
AmWINS Group, Inc.
6.38%, 02/15/29 (a)(c)	1,303,000	1,318,962
4.88%, 06/30/29 (a)(c)	1,436,000	1,386,854
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.
7.50%, 07/15/33 (a)(c)	860,000	834,900
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.88%, 11/01/29 (a)(c)	967,000	971,410
Ardonagh Finco Ltd.
7.75%, 02/15/31 (a)(c)	2,460,000	2,482,844
Ardonagh Group Finance Ltd.
8.88%, 02/15/32 (a)(c)	2,051,000	2,002,056
Assurant, Inc.
7.00%, 03/27/48 (a)(b)	93,000	94,907
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/32 (a)(c)	5,458,000	5,695,302
8.38%, 02/01/34 (a)(c)	5,760,000	5,633,808
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/31 (a)(c)	1,255,000	1,261,165
Broadstreet Partners Group LLC
5.88%, 04/15/29 (a)(c)	1,330,000	1,315,746
Centene Corp.
4.25%, 12/15/27 (a)	2,290,000	2,284,079
2.45%, 07/15/28 (a)	3,500,000	3,319,659
4.63%, 12/15/29 (a)	5,650,000	5,506,053
3.38%, 02/15/30 (a)	3,750,000	3,486,762
3.00%, 10/15/30 (a)	3,847,000	3,469,085
2.50%, 03/01/31 (a)	3,750,000	3,268,836
2.63%, 08/01/31 (a)	2,250,000	1,955,338
CRC Insurance Group LLC
7.13%, 06/01/31 (a)(c)	4,604,000	4,620,851
Global Atlantic Fin Co.
7.95%, 10/15/54 (a)(b)(c)	935,000	941,449
7.25%, 03/01/56 (a)(b)(c)	1,411,000	1,403,678
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31 (a)(c)	1,939,000	1,923,163
8.13%, 02/15/32 (a)(c)	1,311,000	1,213,668
HUB International Ltd.
5.63%, 12/01/29 (a)(c)	2,208,000	2,176,926
7.25%, 06/15/30 (a)(c)	4,235,000	4,349,065
7.38%, 01/31/32 (a)(c)	2,625,000	2,690,796
Humana, Inc.
6.63%, 09/15/56 (a)(b)	1,000,000	991,988
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 (a)(c)	1,429,000	1,458,600
6.88%, 10/01/33 (a)(c)	612,000	571,155
Liberty Mutual Group, Inc.
7.80%, 03/15/37 (c)	841,000	941,592
4.30%, 02/01/61 (a)(c)(d)	1,537,000	978,827
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)(c)	1,743,000	1,718,440
3.88%, 11/15/30 (a)(c)	1,645,000	1,523,424
6.50%, 02/15/31 (a)(c)	1,220,000	1,238,657
3.88%, 05/15/32 (a)(c)	1,554,000	1,394,405
6.25%, 01/15/33 (a)(c)	892,000	892,425
Nassau Cos., of New York
7.88%, 07/15/30 (a)(c)	973,000	935,735
Pelagos Insurance Capital Ltd.
7.75%, 06/15/55 (a)(b)	1,000,000	1,051,127
Ryan Specialty LLC
4.38%, 02/01/30 (a)(c)	1,098,000	1,065,311
5.88%, 08/01/32 (a)(c)	1,501,000	1,491,965
USI, Inc.
7.50%, 01/15/32 (a)(c)	1,251,000	1,275,147
Wilton RE Ltd.
6.00%, 10/22/30 (a)(b)(c)(e)	1,141,000	1,109,006
		103,985,142
REITs 1.9%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/29 (a)(c)	849,000	848,733
Arbor Realty SR, Inc.
8.50%, 12/15/28 (a)(c)(d)	303,000	300,140
7.88%, 07/15/30 (a)(c)(d)	995,000	934,935
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 (a)(c)	671,000	696,802
6.25%, 06/01/31 (a)(c)	1,000,000	984,281
Brandywine Operating Partnership LP
3.95%, 11/15/27 (a)	724,000	706,931
8.30%, 03/15/28 (a)(f)	456,000	474,796
8.88%, 04/12/29 (a)	1,508,000	1,591,732
6.13%, 01/15/31 (a)	825,000	774,235
Diversified Healthcare Trust
4.75%, 02/15/28 (a)	773,000	756,124
7.25%, 10/15/30 (a)(c)	705,000	724,841
4.38%, 03/01/31 (a)	878,000	800,697
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM
7.38%, 09/30/30 (a)(c)	573,000	572,989
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	1,234,000	1,203,103
5.95%, 02/15/28 (a)	595,000	590,093
4.65%, 04/01/29 (a)(d)	1,205,000	1,132,897
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (a)	1,943,000	1,898,346
4.63%, 08/01/29 (a)(d)	1,710,000	1,399,454

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 03/15/31 (a)	2,803,000	2,010,410
8.50%, 02/15/32 (a)(c)	2,135,000	2,224,700
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (a)(c)	665,000	665,415
4.88%, 05/15/29 (a)(c)	1,299,000	1,269,425
7.00%, 02/01/30 (a)(c)	822,000	842,074
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/29 (a)(c)	668,000	681,192
RHP Hotel Properties LP/RHP Finance Corp.
7.25%, 07/15/28 (a)(c)	1,677,000	1,717,166
4.50%, 02/15/29 (a)(c)	1,331,000	1,307,745
6.50%, 04/01/32 (a)(c)	1,338,000	1,372,646
6.50%, 06/15/33 (a)(c)	917,000	943,716
5.75%, 03/15/34 (a)(c)	750,000	744,426
Rithm Capital Corp.
8.00%, 04/01/29 (a)(c)	1,441,000	1,445,862
8.00%, 07/15/30 (a)(c)	885,000	878,988
8.50%, 06/01/31 (a)(c)	1,000,000	999,461
RLJ Lodging Trust LP
4.00%, 09/15/29 (a)(c)	848,000	809,697
Service Properties Trust
3.95%, 01/15/28 (a)(d)	928,000	901,961
4.95%, 10/01/29 (a)	787,000	741,126
4.38%, 02/15/30 (a)	896,000	808,328
8.63%, 11/15/31 (a)(c)	1,185,000	1,251,285
8.88%, 06/15/32 (a)	1,016,000	1,050,377
Starwood Property Trust, Inc.
5.25%, 10/15/28 (a)(c)	1,066,000	1,063,738
7.25%, 04/01/29 (a)(c)	700,000	726,804
6.00%, 04/15/30 (a)(c)	1,193,000	1,203,970
6.50%, 07/01/30 (a)(c)	1,108,000	1,134,816
6.50%, 10/15/30 (a)(c)	920,000	943,408
5.75%, 01/15/31 (a)(c)	548,000	548,563
6.13%, 06/01/31 (a)(c)	500,000	505,830
Vornado Realty LP
3.40%, 06/01/31 (a)	984,000	899,392
5.75%, 02/01/33 (a)	737,000	734,904
XHR LP
4.88%, 06/01/29 (a)(c)	1,098,000	1,083,682
6.63%, 05/15/30 (a)(c)	499,000	511,320
		48,413,556
		330,596,233

Industrial 82.0%
Basic Industry 6.2%
Ahlstrom Holding 3 OYJ
4.88%, 02/04/28 (a)(c)(d)	526,000	518,805
Alcoa Nederland Holding BV
4.13%, 03/31/29 (a)(c)	747,000	729,183
7.13%, 03/15/31 (a)(c)	1,145,000	1,195,950
Algoma Steel, Inc.
9.13%, 04/15/29 (a)(c)	691,000	672,624
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
8.63%, 06/15/29 (a)(c)	997,000	1,042,287
Alumina Pty. Ltd.
6.13%, 03/15/30 (a)(c)	998,000	1,020,683
6.38%, 09/15/32 (a)(c)	942,000	968,389
Arsenal AIC Parent LLC
8.00%, 10/01/30 (a)(c)	799,000	838,179
11.50%, 10/01/31 (a)(c)	787,000	850,650
Ashland, Inc.
3.38%, 09/01/31 (a)(c)	849,000	776,033
6.88%, 05/15/43 (a)	1,059,000	1,060,566
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Avient Corp.
7.13%, 08/01/30 (a)(c)	2,473,000	2,518,271
6.25%, 11/01/31 (a)(c)	425,000	431,399
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/31 (a)(c)	868,000	904,819
Axalta Coating Systems LLC
3.38%, 02/15/29 (a)(c)	1,368,000	1,306,529
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 06/15/27 (a)(c)	1,202,000	1,200,243
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
7.13%, 06/15/33 (a)(c)	1,300,000	1,311,211
Calderys Financing LLC
11.25%, 06/01/28 (a)(c)	635,000	658,353
Carpenter Technology Corp.
5.63%, 03/01/34 (a)(c)	654,000	650,572
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/28 (a)(c)	1,261,000	1,257,533
6.75%, 07/15/30 (a)(c)	545,000	554,429
Celanese U.S. Holdings LLC
7.35%, 11/15/28 (a)(f)	1,558,000	1,625,870
7.33%, 07/15/29 (a)	1,348,000	1,411,374
6.50%, 04/15/30 (a)	1,045,000	1,072,221
7.55%, 11/15/30 (a)	1,659,000	1,766,145
7.00%, 02/15/31 (a)	706,000	732,331
7.38%, 07/15/32 (a)	2,218,000	2,333,238
6.75%, 04/15/33 (a)(d)	2,075,000	2,142,747
7.70%, 11/15/33 (a)	2,054,000	2,207,606
7.38%, 02/15/34 (a)	1,255,000	1,311,584
Century Aluminum Co.
6.88%, 08/01/32 (a)(c)	414,000	431,689
Cerdia Finanz GmbH
9.38%, 10/03/31 (a)(c)	1,551,000	1,380,390
Champion Iron Canada, Inc.
7.88%, 07/15/32 (a)(c)	877,000	918,681
Chemours Co.
5.75%, 11/15/28 (a)(c)	1,102,000	1,100,718
4.63%, 11/15/29 (a)(c)	1,277,000	1,226,373
8.00%, 01/15/33 (a)(c)	826,000	844,431
7.88%, 03/15/34 (a)(c)	1,175,000	1,192,687
Clearwater Paper Corp.
4.75%, 08/15/28 (a)(c)	582,000	472,360
Cleveland-Cliffs, Inc.
4.63%, 03/01/29 (a)(c)	803,000	781,213
6.88%, 11/01/29 (a)(c)	1,362,000	1,393,740
6.75%, 04/15/30 (a)(c)	1,184,000	1,191,359
4.88%, 03/01/31 (a)(c)	956,000	889,672
7.50%, 09/15/31 (a)(c)	1,546,000	1,597,061
7.00%, 03/15/32 (a)(c)	2,289,000	2,316,947
7.38%, 05/01/33 (a)(c)	1,690,000	1,736,756
7.63%, 01/15/34 (a)(c)	1,625,000	1,673,505
Coeur Mining, Inc.
5.13%, 02/15/29 (a)(c)	948,000	941,460
6.88%, 04/01/32 (a)(c)	725,000	751,575
Commercial Metals Co.
4.13%, 01/15/30 (a)	1,356,000	1,302,947
4.38%, 03/15/32 (a)	970,000	914,407
5.75%, 11/15/33 (a)(c)	1,458,000	1,460,002
6.00%, 12/15/35 (a)(c)	1,129,000	1,131,915
Compass Minerals International, Inc.
8.00%, 07/01/30 (a)(c)	1,205,000	1,275,232
Consolidated Energy Finance SA
5.63%, 10/15/28 (a)(c)(d)	851,000	829,019
12.00%, 02/15/31 (a)(c)	914,000	961,985

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Constellium SE
5.63%, 06/15/28 (a)(c)	300,000	300,413
3.75%, 04/15/29 (a)(c)	968,000	937,685
6.38%, 08/15/32 (a)(c)	713,000	729,506
Coronado Finance Pty. Ltd.
9.25%, 10/01/29 (a)(c)	831,000	758,919
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 06/15/28 (a)(c)	1,137,000	1,137,262
Domtar Corp.
6.75%, 10/01/28 (a)(c)	1,369,000	1,017,812
Eldorado Gold Corp.
6.25%, 09/01/29 (a)(c)	1,013,000	1,013,995
Element Solutions, Inc.
3.88%, 09/01/28 (a)(c)	1,522,000	1,483,369
FMC Corp.
3.45%, 10/01/29 (a)	1,000,000	914,672
5.65%, 05/18/33 (a)(d)	668,000	600,719
4.50%, 10/01/49 (a)(d)	1,057,000	661,102
6.38%, 05/18/53 (a)(d)	1,251,000	974,943
8.45%, 11/01/55 (a)(b)	970,000	723,734
Fortescue Treasury Pty. Ltd.
4.50%, 09/15/27 (a)(c)	1,391,000	1,385,152
5.88%, 04/15/30 (a)(c)	964,000	981,462
4.38%, 04/01/31 (a)(c)	1,809,000	1,728,652
6.13%, 04/15/32 (a)(c)	810,000	839,403
GrafTech Finance, Inc.
4.63%, 12/23/29 (a)(c)(d)	821,000	571,612
GrafTech Global Enterprises, Inc.
9.88%, 12/23/29 (a)(c)	753,000	603,996
Graphic Packaging International LLC
4.75%, 07/15/27 (a)(c)	1,439,000	1,431,243
3.50%, 03/15/28 (a)(c)	771,000	746,615
3.50%, 03/01/29 (a)(c)	592,000	562,548
3.75%, 02/01/30 (a)(c)	706,000	662,553
6.38%, 07/15/32 (a)(c)(d)	487,000	491,680
HB Fuller Co.
4.25%, 10/15/28 (a)	788,000	778,020
Herens Holdco SARL
4.75%, 05/15/28 (a)(c)(d)	852,000	748,332
Hudbay Minerals, Inc.
6.13%, 04/01/29 (a)(c)	901,000	907,838
Huntsman International LLC
2.95%, 06/15/31 (a)	1,312,000	1,134,369
5.70%, 10/15/34 (a)	654,000	621,052
IAMGOLD Corp.
5.75%, 10/15/28 (a)(c)	954,000	954,708
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.00%, 07/01/28 (a)(c)	77,000	76,948
INEOS Finance PLC
6.75%, 05/15/28 (a)(c)	760,000	765,353
7.50%, 04/15/29 (a)(c)	1,142,000	1,137,419
INEOS Quattro Finance 2 PLC
9.63%, 03/15/29 (a)(c)(d)	627,000	599,255
Infrabuild Australia Pty. Ltd.
14.50%, 11/15/28 (a)(c)	836,000	895,291
Ingevity Corp.
3.88%, 11/01/28 (a)(c)	1,012,000	977,957
Innophos Holdings, Inc.
11.50%, 06/15/29 (a)(c)	852,000	803,496
JW Aluminum Continuous Cast Co.
10.25%, 04/01/30 (a)(c)	565,000	599,095
Kaiser Aluminum Corp.
4.50%, 06/01/31 (a)(c)	1,024,000	982,294
5.88%, 03/01/34 (a)(c)	790,000	787,239
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
LSB Industries, Inc.
6.25%, 10/15/28 (a)(c)	1,268,000	1,273,489
Magnera Corp.
4.75%, 11/15/29 (a)(c)	1,015,000	951,011
7.25%, 11/15/31 (a)(c)	1,326,000	1,281,887
Mativ Holdings, Inc.
8.00%, 10/01/29 (a)(c)	821,000	818,787
Maxam Prill SARL
7.75%, 07/15/30 (a)(c)	923,000	951,859
Mercer International, Inc.
12.88%, 10/01/28 (a)(c)	822,000	432,248
5.13%, 02/01/29 (a)(d)	1,305,000	623,119
Methanex Corp.
5.13%, 10/15/27 (a)	1,162,000	1,162,679
5.25%, 12/15/29 (a)	879,000	878,289
5.65%, 12/01/44 (a)	847,000	769,908
Methanex U.S. Operations, Inc.
6.25%, 03/15/32 (a)(c)	647,000	666,547
Mineral Resources Ltd.
9.25%, 10/01/28 (a)(c)	1,233,000	1,280,017
8.50%, 05/01/30 (a)(c)	1,164,000	1,202,883
7.00%, 04/01/31 (a)(c)	1,345,000	1,399,426
6.00%, 05/01/32 (a)(c)	750,000	747,725
6.25%, 05/01/34 (a)(c)	750,000	746,242
Minerals Technologies, Inc.
5.00%, 07/01/28 (a)(c)	808,000	804,707
Novelis Corp.
4.75%, 01/30/30 (a)(c)	2,492,000	2,406,729
6.88%, 01/30/30 (a)(c)	818,000	841,056
3.88%, 08/15/31 (a)(c)	1,470,000	1,337,839
6.38%, 08/15/33 (a)(c)	1,414,000	1,428,554
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.00%, 01/27/30 (a)(c)	479,000	449,201
Olin Corp.
5.63%, 08/01/29 (a)	1,012,000	1,006,929
5.00%, 02/01/30 (a)	819,000	795,283
6.63%, 04/01/33 (a)(c)	1,074,000	1,067,462
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (a)(c)	1,375,000	1,340,145
6.25%, 10/01/29 (a)(c)(d)	1,272,000	1,253,197
7.25%, 06/15/31 (a)(c)	1,258,000	1,277,852
6.75%, 08/01/32 (a)(c)	1,445,000	1,412,115
7.25%, 02/15/33 (a)(c)	2,505,000	2,477,979
Perenti Finance Pty. Ltd.
7.50%, 04/26/29 (a)(c)	575,000	592,910
Perimeter Holdings LLC
6.25%, 01/15/34 (a)(c)	1,106,000	1,101,610
PLS Group Ltd.
6.88%, 05/01/31 (a)(c)	1,000,000	1,026,586
Qnity Electronics, Inc.
5.75%, 08/15/32 (a)(c)	1,754,000	1,767,616
6.25%, 08/15/33 (a)(c)	1,356,000	1,384,441
Rain Carbon, Inc.
12.25%, 09/01/29 (a)(c)	1,048,000	1,114,837
SCIH Salt Holdings, Inc.
4.88%, 05/01/28 (a)(c)	1,906,000	1,885,763
6.63%, 05/01/29 (a)(c)	708,000	701,202
SK Invictus Intermediate II SARL
5.00%, 10/30/29 (a)(c)	1,045,000	1,025,605
Skeena Resources Ltd.
8.50%, 04/01/31 (a)(c)	750,000	788,557
Solstice Advanced Materials, Inc.
5.63%, 09/30/33 (a)(c)	1,429,000	1,413,634

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SunCoke Energy, Inc.
4.88%, 06/30/29 (a)(c)	883,000	845,044
Taseko Mines Ltd.
8.25%, 05/01/30 (a)(c)	811,000	847,930
TMS International Corp.
6.25%, 04/15/29 (a)(c)	652,000	641,122
Tronox, Inc.
4.63%, 03/15/29 (a)(c)(d)	2,179,000	1,737,378
U.S. Steel Corp.
6.88%, 03/01/29 (a)	755,000	758,568
6.65%, 06/01/37 (d)	898,000	922,249
Veritiv Operating Co.
10.50%, 11/30/30 (a)(c)	1,796,000	1,844,979
Windsor Holdings III LLC
8.50%, 06/15/30 (a)(c)	764,000	795,493
WR Grace Holdings LLC
5.63%, 08/15/29 (a)(c)	1,879,000	1,801,100
7.38%, 03/01/31 (a)(c)	1,025,000	1,033,233
6.63%, 08/15/32 (a)(c)	1,068,000	1,060,366
7.00%, 08/01/33 (a)(c)	775,000	769,188
		156,758,236
Capital Goods 10.2%
AAR Escrow Issuer LLC
6.75%, 03/15/29 (a)(c)	1,488,000	1,529,359
ACProducts Holdings, Inc.
6.38%, 05/15/29 (a)(c)	992,000	466,240
Advanced Drainage Systems, Inc.
6.38%, 06/15/30 (a)(c)	1,101,000	1,115,787
5.38%, 03/01/34 (a)(c)	444,000	433,660
Alta Equipment Group, Inc.
9.00%, 06/01/29 (a)(c)	1,088,000	1,044,181
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28 (a)(c)	1,238,000	1,214,950
3.88%, 11/15/29 (a)(c)	590,000	561,704
Ameritex Holdco Intermediate LLC
7.63%, 08/15/33 (a)(c)	1,361,000	1,418,383
Amsted Industries, Inc.
4.63%, 05/15/30 (a)(c)	1,006,000	977,083
6.38%, 03/15/33 (a)(c)	939,000	957,613
Ardagh Group SA
9.50%, 12/01/30 (a)(c)	2,485,000	2,654,974
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (a)(c)	829,000	796,844
4.00%, 09/01/29 (a)(c)(d)	2,304,000	2,187,327
ATI, Inc.
5.88%, 12/01/27 (a)	1,419,000	1,426,143
4.88%, 10/01/29 (a)	870,000	860,852
7.25%, 08/15/30 (a)	1,188,000	1,234,364
5.13%, 10/01/31 (a)	816,000	809,490
Atkore, Inc.
4.25%, 06/01/31 (a)(c)	656,000	626,569
ATS Corp.
4.13%, 12/15/28 (a)(c)	1,055,000	1,027,272
Axon Enterprise, Inc.
6.13%, 03/15/30 (a)(c)	1,786,000	1,824,892
6.25%, 03/15/33 (a)(c)	979,000	1,003,975
Ball Corp.
6.00%, 06/15/29 (a)	1,594,000	1,622,560
2.88%, 08/15/30 (a)	2,330,000	2,121,087
3.13%, 09/15/31 (a)	1,558,000	1,410,098
5.50%, 09/15/33 (a)(c)	787,000	792,411
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BlueLinx Holdings, Inc.
6.00%, 11/15/29 (a)(c)	930,000	912,238
Boise Cascade Co.
4.88%, 07/01/30 (a)(c)	1,020,000	1,001,900
Bombardier, Inc.
8.75%, 11/15/30 (a)(c)	1,907,000	2,024,200
7.25%, 07/01/31 (a)(c)	983,000	1,034,104
7.00%, 06/01/32 (a)(c)	1,052,000	1,096,968
6.75%, 06/15/33 (a)(c)	766,000	798,786
7.45%, 05/01/34 (c)	1,321,000	1,456,375
5.88%, 01/15/35 (a)(c)	900,000	908,568
Builders FirstSource, Inc.
5.00%, 03/01/30 (a)(c)	1,200,000	1,170,666
4.25%, 02/01/32 (a)(c)	1,507,000	1,387,942
6.38%, 06/15/32 (a)(c)	1,858,000	1,876,484
6.38%, 03/01/34 (a)(c)	1,622,000	1,622,644
6.75%, 05/15/35 (a)	1,242,000	1,255,923
BWX Technologies, Inc.
4.13%, 06/30/28 (a)(c)	939,000	925,384
4.13%, 04/15/29 (a)(c)	1,092,000	1,058,473
Camelot Return Merger Sub, Inc.
8.75%, 08/01/28 (a)(c)(d)	1,171,000	716,634
Canpack Group, Inc./CANPACK SA
6.00%, 05/15/31 (a)(c)	250,000	251,382
Chart Industries, Inc.
7.50%, 01/01/30 (a)(c)	1,980,000	2,052,286
9.50%, 01/01/31 (a)(c)	1,082,000	1,137,959
Clean Harbors, Inc.
5.13%, 07/15/29 (a)(c)	1,246,000	1,244,292
6.38%, 02/01/31 (a)(c)	1,188,000	1,208,293
5.75%, 10/15/33 (a)(c)	1,189,000	1,195,614
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29 (a)(c)	1,109,000	1,099,060
6.88%, 01/15/30 (a)(c)	468,000	460,709
8.75%, 04/15/30 (a)(c)	1,875,000	1,803,126
6.75%, 04/15/32 (a)(c)	2,230,000	2,145,655
Columbus McKinnon Corp.
7.13%, 02/01/33 (a)(c)	1,482,000	1,502,859
CompoSecure Holdings LLC
5.63%, 02/01/33 (a)(c)	1,599,000	1,553,157
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (a)(c)	560,000	103,600
9.50%, 08/15/29 (a)(c)(d)	1,064,000	649,731
CP Atlas Buyer, Inc.
9.75%, 07/15/30 (a)(c)(d)	845,000	795,832
Crown Americas LLC
5.25%, 04/01/30 (a)	966,000	971,459
5.88%, 06/01/33 (a)	1,241,000	1,248,811
Efesto Bidco SpA Efesto U.S. LLC
7.50%, 02/15/32 (a)(c)	1,311,000	1,285,561
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30 (a)(c)	4,721,000	4,832,431
6.75%, 07/15/31 (a)(c)	1,118,000	1,155,771
EnerSys
4.38%, 12/15/27 (a)(c)	680,000	675,902
6.63%, 01/15/32 (a)(c)	728,000	749,681
Enpro, Inc.
6.13%, 06/01/33 (a)(c)	909,000	927,726
Enviri Corp.
5.75%, 07/31/27 (c)	1,386,000	1,386,000
EquipmentShare.com, Inc.
9.00%, 05/15/28 (a)(c)	1,799,000	1,868,868
8.63%, 05/15/32 (a)(c)	884,000	930,100
8.00%, 03/15/33 (a)(c)	805,000	837,756

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Esab Corp.
6.25%, 04/15/29 (a)(c)	1,369,000	1,395,433
5.63%, 04/01/31 (a)(c)	1,650,000	1,662,299
FXI Holdings, Inc.
14.00%, 11/15/29 (a)(c)	755,320	209,571
11.00%, 11/15/30 (a)(c)	1,172,624	981,052
Gates Corp.
6.88%, 07/01/29 (a)(c)	972,000	1,001,920
GFL Environmental Holdings U.S., Inc.
5.50%, 02/01/34 (a)(c)	1,550,000	1,515,798
GFL Environmental, Inc.
4.00%, 08/01/28 (a)(c)	1,506,000	1,478,023
4.75%, 06/15/29 (a)(c)	1,469,000	1,447,490
4.38%, 08/15/29 (a)(c)	1,261,000	1,228,743
6.75%, 01/15/31 (a)(c)	1,594,000	1,647,844
Goat Holdco LLC
6.75%, 02/01/32 (a)(c)	1,364,000	1,389,424
Griffon Corp.
5.75%, 03/01/28 (a)	1,802,000	1,804,239
Herc Holdings, Inc.
6.63%, 06/15/29 (a)(c)	965,000	989,192
7.00%, 06/15/30 (a)(c)	2,897,000	3,011,933
5.75%, 03/15/31 (a)(c)	888,000	890,148
7.25%, 06/15/33 (a)(c)	2,090,000	2,182,330
6.00%, 03/15/34 (a)(c)	1,150,000	1,143,604
Iris Holding, Inc.
10.00%, 12/15/28 (a)(c)(d)	690,000	568,861
James Hardie International Finance DAC
5.00%, 01/15/28 (a)(c)	1,064,000	1,058,520
JELD-WEN Holding, Inc.
7.00%, 09/01/32 (a)(c)(d)	727,000	449,628
JELD-WEN, Inc.
4.88%, 12/15/27 (a)(c)(d)	844,000	694,279
Knife River Corp.
7.75%, 05/01/31 (a)(c)	1,083,000	1,124,929
LBM Acquisition LLC
6.25%, 01/15/29 (a)(c)	1,178,000	731,572
9.50%, 06/15/31 (a)(c)	1,736,000	1,462,241
Madison IAQ LLC
4.13%, 06/30/28 (a)(c)	1,096,000	1,083,077
5.88%, 06/30/29 (a)(c)	1,586,000	1,587,325
Manitowoc Co., Inc.
9.25%, 10/01/31 (a)(c)	592,000	636,097
Masterbrand, Inc.
7.00%, 07/15/32 (a)(c)	1,398,000	1,396,569
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/30 (a)	4,475,000	4,523,540
9.25%, 04/15/30 (a)(c)	1,876,000	1,799,231
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/28 (a)(c)	415,000	434,730
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/32 (a)(c)	919,000	904,189
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/30 (a)(c)(d)	1,223,000	1,143,453
Moog, Inc.
5.50%, 10/15/34 (a)(c)	711,000	706,170
Mueller Water Products, Inc.
4.00%, 06/15/29 (a)(c)	1,118,000	1,080,734
NESCO Holdings II, Inc.
5.50%, 04/15/29 (a)(c)	1,330,000	1,325,375
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 (a)(c)	1,709,000	1,701,220
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
OI European Group BV
4.75%, 02/15/30 (a)(c)	1,072,000	1,020,746
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.50%, 04/15/30 (a)(c)	1,041,000	341,812
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/31 (a)(c)	1,206,000	1,187,332
7.38%, 06/01/32 (a)(c)(d)	758,000	728,433
9.50%, 06/01/33 (a)(c)	850,000	874,435
Park River Holdings, Inc.
8.75%, 12/31/30 (a)(c)	858,432	835,878
8.00%, 03/15/31 (a)(c)	1,478,000	1,497,523
Patrick Industries, Inc.
4.75%, 05/01/29 (a)(c)	915,000	896,549
6.38%, 11/01/32 (a)(c)	708,000	707,849
Quikrete Holdings, Inc.
6.38%, 03/01/32 (a)(c)	5,986,000	6,099,309
6.75%, 03/01/33 (a)(c)	2,738,000	2,780,050
QXO Building Products, Inc.
6.75%, 04/30/32 (a)(c)	3,757,000	3,830,637
RB Global Holdings, Inc.
6.75%, 03/15/28 (a)(c)	1,059,000	1,076,808
7.75%, 03/15/31 (a)(c)	1,493,000	1,554,234
Resideo Funding, Inc.
4.00%, 09/01/29 (a)(c)	912,000	867,295
6.50%, 07/15/32 (a)(c)	893,000	898,905
Reworld Holding Corp.
4.88%, 12/01/29 (a)(c)	1,115,000	1,058,858
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29 (a)(c)	588,000	575,984
Sealed Air Corp.
6.88%, 07/15/33 (c)	905,000	889,978
Sensata Technologies BV
4.00%, 04/15/29 (a)(c)	1,240,000	1,214,617
5.88%, 09/01/30 (a)(c)	730,000	737,325
Sensata Technologies, Inc.
4.38%, 02/15/30 (a)(c)	1,032,000	1,006,093
3.75%, 02/15/31 (a)(c)	1,175,000	1,102,545
6.63%, 07/15/32 (a)(c)	1,054,000	1,092,435
Silgan Holdings, Inc.
4.13%, 02/01/28 (a)	893,000	882,139
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 (a)(c)	1,951,000	1,957,192
8.88%, 11/15/31 (a)(c)	1,957,000	2,064,649
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/29 (a)(c)	1,018,000	941,322
Standard Building Solutions, Inc.
6.50%, 08/15/32 (a)(c)	1,507,000	1,530,946
6.25%, 08/01/33 (a)(c)	1,508,000	1,511,383
5.88%, 03/15/34 (a)(c)	1,000,000	975,693
Standard Industries, Inc.
4.75%, 01/15/28 (a)(c)	2,151,000	2,142,052
4.38%, 07/15/30 (a)(c)	2,776,000	2,646,265
3.38%, 01/15/31 (a)(c)	1,994,000	1,816,453
Sword Purchaser LLC
8.25%, 04/15/33 (a)(c)	2,750,000	2,834,543
10.50%, 04/15/34 (a)(c)	609,000	633,818
Synergy Infrastructure Holdings LLC
7.88%, 12/01/30 (a)(c)	959,000	1,007,134
Terex Corp.
5.00%, 05/15/29 (a)(c)	1,114,000	1,107,589
6.25%, 10/15/32 (a)(c)	1,346,000	1,367,368
Titan International, Inc.
7.00%, 04/30/28 (a)	809,000	809,002

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (a)(c)	1,012,000	1,013,385
TransDigm, Inc.
6.75%, 08/15/28 (a)(c)	4,081,000	4,136,477
4.63%, 01/15/29 (a)	2,122,000	2,092,401
6.38%, 03/01/29 (a)(c)	4,306,000	4,395,931
4.88%, 05/01/29 (a)	1,614,000	1,596,486
6.88%, 12/15/30 (a)(c)	2,801,000	2,889,582
7.13%, 12/01/31 (a)(c)	1,843,000	1,916,407
6.63%, 03/01/32 (a)(c)	3,996,000	4,115,013
6.00%, 01/15/33 (a)(c)	3,174,000	3,212,098
6.38%, 05/31/33 (a)(c)	4,301,000	4,347,500
6.25%, 01/31/34 (a)(c)	1,192,000	1,220,720
6.75%, 01/31/34 (a)(c)	2,748,000	2,819,311
6.13%, 07/31/34 (a)(c)	2,285,000	2,278,408
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (a)(c)	1,130,000	1,140,438
TriMas Corp.
4.13%, 04/15/29 (a)(c)	1,053,000	1,012,178
Trinity Industries, Inc.
7.75%, 07/15/28 (a)(c)	996,000	1,021,591
Trivium Packaging Finance BV
8.25%, 07/15/30 (a)(c)	953,000	1,006,220
12.25%, 01/15/31 (a)(c)	1,056,000	1,165,980
United Rentals North America, Inc.
3.88%, 11/15/27 (a)	1,810,000	1,793,740
4.88%, 01/15/28 (a)	3,298,000	3,301,638
5.25%, 01/15/30 (a)	1,273,000	1,274,002
4.00%, 07/15/30 (a)	1,377,000	1,316,569
3.88%, 02/15/31 (a)	1,563,000	1,479,014
3.75%, 01/15/32 (a)	1,182,000	1,094,173
5.38%, 11/15/33 (a)(c)	2,581,000	2,551,379
6.13%, 03/15/34 (a)(c)	1,875,000	1,926,626
Velocity Vehicle Group LLC
8.00%, 06/01/29 (a)(c)	1,008,000	995,592
Waste Pro USA, Inc.
7.00%, 02/01/33 (a)(c)	1,785,000	1,829,191
WESCO Distribution, Inc.
7.25%, 06/15/28 (a)(c)	1,912,000	1,916,562
6.38%, 03/15/29 (a)(c)	1,469,000	1,503,776
5.25%, 04/15/31 (a)(c)	1,100,000	1,092,315
6.63%, 03/15/32 (a)(c)	1,482,000	1,530,598
6.38%, 03/15/33 (a)(c)	1,601,000	1,646,038
5.50%, 04/15/34 (a)(c)	1,400,000	1,393,319
White Cap Supply Holdings LLC
7.38%, 11/15/30 (a)(c)	258,000	257,361
Wilsonart LLC
11.00%, 08/15/32 (a)	821,000	630,935
Wrangler Holdco Corp.
6.63%, 04/01/32 (a)(c)	504,000	517,967
		258,363,610
Communications 14.3%
Advantage Sales & Marketing, Inc.
9.00%, 11/15/30 (a)(c)(d)	873,868	727,495
Africell Holding Ltd.
10.50%, 10/23/29 (a)(c)	717,000	729,660
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.50%, 02/15/28 (a)(c)	846,000	342,630
Altice Financing SA
9.63%, 07/15/27 (a)(c)	536,000	415,060
5.00%, 01/15/28 (a)(c)	1,769,000	1,292,516
5.75%, 08/15/29 (a)(c)(d)	2,792,000	2,025,559
Altice France Lux 3/Altice Holdings 1
10.00%, 01/15/33 (a)(c)	1,780,000	1,737,517
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Altice France SA
9.50%, 11/01/29 (a)(c)	2,150,279	2,187,939
6.88%, 10/15/30 (a)(c)	1,638,887	1,615,109
6.50%, 10/15/31 (a)(c)	872,641	849,642
6.50%, 04/15/32 (a)(c)	3,222,956	3,140,185
6.88%, 07/15/32 (a)(c)	2,703,361	2,642,486
AMC Global Media, Inc.
4.25%, 02/15/29 (a)(d)	877,000	778,566
10.50%, 07/15/32 (a)(c)	1,890,000	1,958,011
AP Core Holdings II LLC
11.00%, 05/15/31 (a)(c)	1,500,000	1,572,460
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C
7.88%, 02/03/30 (a)(c)	683,000	700,447
Banijay Entertainment SAS
8.13%, 05/01/29 (a)(c)	760,000	782,485
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55 (a)(b)	1,725,000	1,775,123
7.00%, 09/15/55 (a)(b)	2,031,000	2,099,026
Block Communications, Inc.
10.25%, 03/01/31 (a)(c)	985,000	921,791
British Telecommunications PLC
4.88%, 11/23/81 (a)(b)(c)(d)	874,000	849,187
Cable One, Inc.
4.00%, 11/15/30 (a)(c)(d)	1,169,000	747,837
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (a)(c)	3,748,000	3,712,882
5.38%, 06/01/29 (a)(c)	2,580,000	2,534,095
6.38%, 09/01/29 (a)(c)	2,330,000	2,342,097
4.75%, 03/01/30 (a)(c)	4,889,000	4,623,445
4.50%, 08/15/30 (a)(c)	5,037,000	4,691,455
4.25%, 02/01/31 (a)(c)	5,004,000	4,533,504
7.38%, 03/01/31 (a)(c)(d)	1,649,000	1,673,640
4.75%, 02/01/32 (a)(c)	2,425,000	2,163,637
4.50%, 05/01/32 (a)	5,133,000	4,507,690
7.00%, 02/01/33 (a)(c)	3,371,000	3,297,276
4.50%, 06/01/33 (a)(c)(d)	2,723,000	2,331,268
4.25%, 01/15/34 (a)(c)(d)	3,652,000	3,054,193
7.38%, 02/01/36 (a)(c)(d)	2,118,000	2,069,663
Cimpress PLC
7.38%, 09/15/32 (a)(c)	1,042,000	1,055,206
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)(c)	1,359,000	1,363,031
7.50%, 06/01/29 (a)(c)	1,558,000	1,566,675
7.88%, 04/01/30 (a)(c)	953,000	993,741
7.13%, 02/15/31 (a)(c)	2,365,000	2,446,741
7.50%, 03/15/33 (a)(c)	1,592,000	1,671,751
CMG Media Corp.
8.88%, 06/18/29 (a)(c)	1,242,000	1,003,060
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00%, 06/15/27 (a)(c)(d)	628,000	627,898
7.00%, 06/15/27 (a)(c)	1,128,000	1,126,046
6.50%, 07/01/32 (a)(c)(d)	749,000	691,805
Connect Finco SARL/Connect U.S. Finco LLC
9.00%, 09/15/29 (a)(c)	3,216,000	3,399,849
Connect Holding II LLC
10.50%, 04/03/31 (a)	3,750,000	3,820,507
CSC Holdings LLC
5.38%, 02/01/28 (a)(c)	1,411,000	896,627
7.50%, 04/01/28 (a)(c)	1,370,000	463,123
11.25%, 05/15/28 (a)(c)	1,676,000	1,120,111
11.75%, 01/31/29 (a)(c)	3,969,000	2,509,430
6.50%, 02/01/29 (a)(c)	2,788,000	1,640,593
5.75%, 01/15/30 (a)(c)	3,277,000	850,939
4.13%, 12/01/30 (a)(c)(d)	2,375,000	1,355,726
4.63%, 12/01/30 (a)(c)	3,674,000	956,632

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 02/15/31 (a)(c)	1,952,000	1,087,632
4.50%, 11/15/31 (a)(c)	2,333,000	1,325,949
5.00%, 11/15/31 (a)(c)	694,000	166,560
Deluxe Corp.
8.00%, 06/01/29 (a)(c)	1,437,000	1,457,743
8.13%, 09/15/29 (a)(c)	801,000	837,328
Directv Financing LLC
8.88%, 02/01/30 (a)(c)	4,079,000	4,181,975
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27 (a)(c)	329,000	330,059
10.00%, 02/15/31 (a)(c)	3,560,000	3,727,783
9.25%, 06/01/32 (a)	2,400,000	2,465,519
Discovery Communications LLC
3.95%, 03/20/28 (a)	2,253,000	2,265,095
4.13%, 05/15/29 (a)	2,210,000	2,114,932
3.63%, 05/15/30 (a)	1,083,000	1,009,349
5.00%, 09/20/37 (a)	886,000	699,940
6.35%, 06/01/40	939,000	775,267
Discovery Global Holdings, Inc.
4.05%, 03/15/29 (a)	2,252,000	2,158,740
4.28%, 03/15/32 (a)	4,726,000	4,162,176
5.05%, 03/15/42 (a)	7,283,000	5,143,541
5.14%, 03/15/52 (a)	1,744,000	1,132,131
DISH DBS Corp.
7.38%, 07/01/28 (a)(g)(h)(i)	1,932,000	1,874,613
5.75%, 12/01/28 (a)(c)(g)(h)(i)	3,401,000	3,340,324
5.13%, 06/01/29 (g)(h)(i)	3,527,000	3,195,132
DISH Network Corp.
11.75%, 11/15/27 (a)(c)	3,935,000	4,056,769
Dotdash Meredith, Inc.
7.63%, 06/15/32 (a)(c)	816,000	784,904
EchoStar Corp.
10.75%, 11/30/29 (a)	6,765,000	7,356,160
Embarq LLC
8.00%, 06/01/36	2,615,000	719,125
EW Scripps Co.
9.88%, 08/15/30 (a)(c)	1,146,000	1,095,117
Fibercop SpA
6.38%, 11/15/33 (a)(c)	628,000	629,627
6.00%, 09/30/34 (a)(c)	1,212,000	1,167,657
7.20%, 07/18/36 (a)(c)	868,000	869,762
7.72%, 06/04/38 (a)(c)	792,000	802,681
GCI LLC
4.75%, 10/15/28 (a)(c)	1,213,000	1,171,460
Getty Images, Inc.
14.00%, 03/01/28 (a)(c)	638,000	578,985
11.25%, 02/21/30 (a)(c)	1,045,000	901,312
10.50%, 11/15/30 (a)(c)	1,199,000	1,060,411
Graham Holdings Co.
5.63%, 12/01/33 (a)(c)	1,091,000	1,074,286
Gray Media, Inc.
10.50%, 07/15/29 (a)(c)	1,887,000	1,998,590
4.75%, 10/15/30 (a)(c)	1,564,000	1,186,201
5.38%, 11/15/31 (a)(c)	2,046,000	1,470,000
9.63%, 07/15/32 (a)(c)	1,947,000	1,922,013
7.25%, 08/15/33 (a)(c)	1,205,000	1,195,929
HTA Group Ltd.
7.50%, 06/04/29 (a)(c)	1,736,000	1,784,433
6.75%, 04/01/31 (a)(c)	500,000	508,335
iHeartCommunications, Inc.
4.75%, 01/15/28 (a)(c)	10,000	9,542
9.13%, 05/01/29 (a)(c)	1,534,450	1,488,644
10.88%, 05/01/30 (a)(c)(d)	1,373,400	1,170,539
7.75%, 08/15/30 (a)(c)	1,434,900	1,318,867
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Iliad Holding SAS
7.00%, 10/15/28 (a)(c)	1,617,000	1,629,887
8.50%, 04/15/31 (a)(c)	1,644,000	1,742,420
7.00%, 04/15/32 (a)(c)	1,288,000	1,311,764
Lamar Media Corp.
3.75%, 02/15/28 (a)	978,000	959,625
4.88%, 01/15/29 (a)	1,157,000	1,149,126
4.00%, 02/15/30 (a)	948,000	910,860
3.63%, 01/15/31 (a)	1,398,000	1,309,027
5.38%, 11/01/33 (a)(c)	454,000	447,499
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)(c)	2,114,000	1,357,019
5.13%, 07/15/29 (a)(c)	1,338,000	830,744
Level 3 Financing, Inc.
6.88%, 06/30/33 (a)(c)	3,185,000	3,283,996
7.00%, 03/31/34 (a)(c)	3,729,000	3,867,744
8.50%, 01/15/36 (a)(c)	2,810,000	3,040,915
7.50%, 02/15/37 (a)(c)	1,750,000	1,805,368
Lumen Technologies, Inc.
4.50%, 01/15/29 (a)(c)(d)	745,000	720,143
7.60%, 09/15/39	702,000	674,194
7.65%, 03/15/42	636,000	605,860
McGraw-Hill Education, Inc.
5.75%, 08/01/28 (a)(c)	1,904,000	1,893,978
8.00%, 08/01/29 (a)(c)	1,301,000	1,306,952
7.38%, 09/01/31 (a)(c)	1,145,000	1,170,258
Midcontinent Communications
8.00%, 08/15/32 (a)(c)	1,220,000	1,152,951
Millicom International Cellular SA
5.13%, 01/15/28 (a)(c)	1,136,700	1,131,014
6.25%, 03/25/29 (a)(c)	1,737,900	1,751,369
7.38%, 04/02/32 (a)(c)	1,304,000	1,343,550
Nexstar Media, Inc.
4.75%, 11/01/28 (a)(c)	1,927,000	1,897,835
6.50%, 09/15/33 (a)(c)	5,100,000	5,144,258
7.25%, 04/15/34 (a)(c)	2,900,000	2,919,975
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/33 (a)(c)	4,500,000	4,695,487
8.75%, 07/01/34 (a)(c)	4,271,000	4,516,130
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27 (a)(c)	1,087,000	1,087,101
4.25%, 01/15/29 (a)(c)	1,290,000	1,260,013
4.63%, 03/15/30 (a)(c)	906,000	881,108
7.38%, 02/15/31 (a)(c)	1,237,000	1,294,836
Paramount Global
3.38%, 02/15/28 (a)	1,215,000	1,177,864
3.70%, 06/01/28 (a)	825,000	797,738
4.20%, 06/01/29 (a)	1,117,000	1,065,764
7.88%, 07/30/30	1,400,000	1,470,205
4.95%, 01/15/31 (a)	2,100,000	1,959,390
4.20%, 05/19/32 (a)	1,623,000	1,405,882
5.50%, 05/15/33	740,000	663,201
6.88%, 04/30/36	1,827,000	1,690,789
5.90%, 10/15/40 (a)	500,000	380,673
4.85%, 07/01/42 (a)	808,000	546,241
4.38%, 03/15/43	2,765,000	1,771,020
5.85%, 09/01/43 (a)	2,124,000	1,566,646
5.25%, 04/01/44 (a)	600,000	403,943
4.90%, 08/15/44 (a)	1,233,000	807,385
4.60%, 01/15/45 (a)	1,214,000	763,978
4.95%, 05/19/50 (a)	1,718,000	1,103,492
ROBLOX Corp.
3.88%, 05/01/30 (a)(c)	1,967,000	1,858,352

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rogers Communications, Inc.
7.00%, 04/15/55 (a)(b)	1,642,000	1,680,738
7.13%, 04/15/55 (a)(b)	1,177,000	1,220,913
6.88%, 07/31/56 (a)(b)	1,250,000	1,271,263
RR Donnelley & Sons Co.
9.50%, 08/01/29 (a)(c)	1,465,000	1,520,113
10.88%, 08/01/29 (a)(c)	1,206,000	1,247,123
SBA Communications Corp.
3.13%, 02/01/29 (a)	2,399,000	2,302,885
Scripps Escrow II, Inc.
3.88%, 01/15/29 (a)(c)	1,170,000	1,087,263
5.38%, 01/15/31 (a)(c)	1,015,000	718,611
SES AMERICOM, Inc.
5.30%, 03/25/44 (c)	973,000	751,043
SES SA
5.30%, 04/04/43 (c)	300,000	234,768
Sinclair Television Group, Inc.
5.50%, 03/01/30 (a)(c)(d)	1,135,000	1,008,022
8.13%, 02/15/33 (a)(c)	1,753,000	1,803,399
9.75%, 02/15/33 (a)(c)(d)	2,927,000	3,289,216
Sirius XM Radio LLC
5.00%, 08/01/27 (a)(c)	2,363,000	2,360,626
4.00%, 07/15/28 (a)(c)	3,498,000	3,409,335
5.50%, 07/01/29 (a)(c)	2,299,000	2,291,318
4.13%, 07/01/30 (a)(c)	2,671,000	2,519,510
3.88%, 09/01/31 (a)(c)	2,607,000	2,376,421
5.88%, 04/15/32 (a)(c)	2,100,000	2,092,096
Snap, Inc.
6.88%, 03/01/33 (a)(c)	2,815,000	2,792,174
6.88%, 03/15/34 (a)(c)	1,330,000	1,310,070
Stagwell Global LLC
5.63%, 08/15/29 (a)(c)	1,951,000	1,900,222
Sunrise FinCo I BV
4.88%, 07/15/31 (a)(c)	1,603,000	1,518,883
Telecom Italia Capital SA
6.38%, 11/15/33	1,043,000	1,088,962
6.00%, 09/30/34	1,136,000	1,157,397
7.20%, 07/18/36	766,000	835,581
7.72%, 06/04/38	890,000	1,011,366
TELUS Corp.
6.63%, 10/15/55 (a)(b)	1,285,000	1,303,113
7.00%, 10/15/55 (a)(b)	1,433,000	1,475,957
6.38%, 06/09/56 (a)(b)	1,220,000	1,220,157
6.63%, 06/09/56 (a)(b)	1,108,000	1,105,257
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.00%, 01/15/30 (a)(c)(d)	1,842,000	1,791,262
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/28 (a)(c)	1,058,000	1,055,270
6.50%, 02/15/29 (a)(c)	1,706,000	1,686,949
8.63%, 06/15/32 (a)(c)	919,000	964,298
Uniti Services LLC
7.50%, 10/15/33 (a)(c)	2,087,000	2,197,937
Univision Communications, Inc.
4.50%, 05/01/29 (a)(c)	1,678,000	1,596,318
7.38%, 06/30/30 (a)(c)	1,667,000	1,661,422
8.50%, 07/31/31 (a)(c)	2,049,000	2,064,539
9.38%, 08/01/32 (a)(c)	2,332,000	2,390,190
8.88%, 04/15/33 (a)(c)	2,167,000	2,160,923
Versant Media Group, Inc.
7.25%, 01/30/31 (a)(c)	2,054,000	2,135,216
Viasat, Inc.
6.50%, 07/15/28 (a)(c)	1,279,000	1,277,718
7.50%, 05/30/31 (a)(c)	1,239,000	1,252,320
Virgin Media Finance PLC
5.00%, 07/15/30 (a)(c)	1,918,000	1,576,440
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Virgin Media O2 Vendor Financing Notes VI DAC
8.50%, 03/15/33 (a)(c)	1,044,000	901,443
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (a)(c)	2,368,000	2,277,586
4.50%, 08/15/30 (a)(c)	2,024,000	1,762,573
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31 (a)(c)	2,544,000	2,128,952
4.75%, 07/15/31 (a)(c)	2,675,000	2,261,023
7.75%, 04/15/32 (a)(c)	1,228,000	1,148,041
6.75%, 01/15/33 (a)(c)	1,023,000	901,020
Vodafone Group PLC
7.00%, 04/04/79 (a)(b)	3,330,000	3,452,008
4.13%, 06/04/81 (a)(b)	2,413,000	2,249,687
5.13%, 06/04/81 (a)(b)	1,866,000	1,463,493
VZ Secured Financing BV
5.00%, 01/15/32 (a)(c)	2,662,000	2,313,181
7.50%, 01/15/33 (a)(c)	1,927,000	1,854,819
Windstream Services LLC/Windstream Escrow Finance Corp.
8.25%, 10/01/31 (a)(c)	3,563,000	3,761,815
Zegona Finance PLC
8.63%, 07/15/29 (a)(c)	1,209,000	1,266,177
Ziggo Bond Co. BV
5.13%, 02/28/30 (a)(c)	848,000	740,796
Ziggo BV
4.88%, 01/15/30 (a)(c)	2,002,000	1,873,295
		363,354,286
Consumer Cyclical 17.4%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/28 (a)(c)	2,640,000	2,596,002
4.38%, 01/15/28 (a)(c)	2,229,000	2,207,267
3.50%, 02/15/29 (a)(c)	1,818,000	1,749,066
6.13%, 06/15/29 (a)(c)	1,906,000	1,942,045
5.63%, 09/15/29 (a)(c)	1,135,000	1,144,889
4.00%, 10/15/30 (a)(c)	3,936,000	3,733,244
Academy Ltd.
5.88%, 05/15/31 (a)(c)	850,000	855,703
Adams Homes, Inc.
9.25%, 10/15/28 (a)(c)	945,000	978,300
Adient Global Holdings Ltd.
8.25%, 04/15/31 (a)(c)	558,000	582,184
7.50%, 02/15/33 (a)(c)	1,372,000	1,423,724
ADT Security Corp.
4.13%, 08/01/29 (a)(c)	1,271,000	1,221,363
4.88%, 07/15/32 (c)	1,521,000	1,441,085
5.88%, 10/15/33 (a)(c)	1,909,000	1,866,960
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	1,099,000	1,052,999
5.95%, 03/09/28 (a)	567,000	574,038
3.90%, 04/15/30 (a)	928,000	867,084
7.00%, 08/01/30 (a)(c)	1,461,000	1,502,227
3.50%, 03/15/32 (a)	738,000	647,669
7.38%, 08/01/33 (a)(c)	1,637,000	1,704,174
Affinity Interactive
6.88%, 12/15/27 (a)(c)	642,000	373,576
Allied Universal Holdco LLC
7.88%, 02/15/31 (a)(c)	3,726,000	3,898,868
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (a)(c)	1,023,000	1,015,499
6.88%, 06/15/30 (a)(c)	1,614,000	1,651,761
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28 (a)(c)	3,548,000	3,499,224

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Allison Transmission, Inc.
4.75%, 10/01/27 (a)(c)	985,000	985,075
5.88%, 06/01/29 (a)(c)	881,000	890,055
3.75%, 01/30/31 (a)(c)	1,525,000	1,429,175
5.88%, 12/01/33 (a)(c)	389,000	390,268
Allwyn Entertainment Financing U.K. PLC
7.88%, 04/30/29 (a)(c)	1,176,000	1,214,587
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (a)(c)	855,000	746,671
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (a)	1,017,000	995,633
6.38%, 10/15/32 (a)(c)	1,438,000	1,444,274
7.75%, 10/15/33 (a)(c)	2,145,000	2,152,360
Angi Group LLC
3.88%, 08/15/28 (a)(c)	899,000	796,370
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30 (a)(c)	1,082,000	1,092,188
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 01/15/29 (a)(c)	1,041,000	1,028,048
5.25%, 04/15/30 (a)(c)	913,000	877,676
9.75%, 04/15/30 (a)(c)	850,000	916,388
Aptiv Swiss Holdings Ltd.
6.88%, 12/15/54 (a)(b)	1,037,000	1,064,223
Aramark Services, Inc.
5.00%, 02/01/28 (a)(c)	1,875,000	1,872,979
Arches Buyer, Inc.
4.25%, 06/01/28 (a)(c)	1,276,000	1,240,760
6.13%, 12/01/28 (a)(c)(d)	1,140,000	1,106,754
Arko Corp.
5.13%, 11/15/29 (a)(c)	715,000	656,932
Asbury Automotive Group, Inc.
4.50%, 03/01/28 (a)	1,343,000	1,334,295
4.63%, 11/15/29 (a)(c)	1,190,000	1,156,328
4.75%, 03/01/30 (a)	757,000	738,189
5.00%, 02/15/32 (a)(c)	772,000	737,448
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (a)(c)	681,000	654,626
4.63%, 04/01/30 (a)(c)	1,016,000	964,693
6.88%, 08/01/33 (a)(c)	777,000	762,566
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29 (a)(c)	1,822,000	1,481,723
Bath & Body Works, Inc.
5.25%, 02/01/28	694,000	696,268
7.50%, 06/15/29 (a)	1,364,000	1,385,767
6.63%, 10/01/30 (a)(c)	1,227,000	1,249,634
6.95%, 03/01/33	538,000	535,169
6.88%, 11/01/35	1,277,000	1,278,854
6.75%, 07/01/36	1,177,000	1,162,576
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.
9.50%, 07/01/32 (a)(c)	942,000	857,789
Beazer Homes USA, Inc.
5.88%, 10/15/27 (a)	604,000	604,594
7.25%, 10/15/29 (a)	911,000	926,724
7.50%, 03/15/31 (a)(c)	442,000	447,401
Belron U.K. Finance PLC
5.75%, 10/15/29 (a)(c)	1,474,000	1,487,299
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13%, 04/15/29 (a)(c)	620,000	592,461
Boyd Gaming Corp.
4.75%, 12/01/27 (a)	1,177,000	1,173,990
4.75%, 06/15/31 (a)(c)	1,643,000	1,584,919
Boyne USA, Inc.
4.75%, 05/15/29 (a)(c)	1,496,000	1,474,662
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brightstar Lottery PLC
5.25%, 01/15/29 (a)(c)	1,633,000	1,624,684
Brightstar Lottery PLC/Brightstar Global Solutions Corp.
5.75%, 01/15/33 (a)(c)	811,000	787,834
Brinker International, Inc.
8.25%, 07/15/30 (a)(c)	611,000	638,743
Brink's Co.
4.63%, 10/15/27 (a)(c)	993,000	988,728
6.50%, 06/15/29 (a)(c)	654,000	670,650
6.75%, 06/15/32 (a)(c)	1,137,000	1,165,868
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 09/15/27 (a)(c)	1,221,000	1,226,524
5.00%, 06/15/29 (a)(c)	766,000	725,871
4.88%, 02/15/30 (a)(c)	924,000	855,055
Caesars Entertainment, Inc.
4.63%, 10/15/29 (a)(c)	2,358,000	2,273,476
7.00%, 02/15/30 (a)(c)	2,602,000	2,634,743
6.50%, 02/15/32 (a)(c)	2,348,000	2,291,291
6.00%, 10/15/32 (a)(c)(d)	1,856,000	1,663,462
Carnival Corp. Ltd.
5.13%, 05/01/29 (a)(c)	1,894,000	1,893,149
5.75%, 03/15/30 (a)(c)	1,506,000	1,522,274
5.88%, 06/15/31 (a)(c)	1,782,000	1,811,010
5.75%, 08/01/32 (a)(c)	5,071,000	5,128,972
6.13%, 02/15/33 (a)(c)	3,455,000	3,502,205
Carriage Services, Inc.
4.25%, 05/15/29 (a)(c)	936,000	896,262
Cars.com, Inc.
6.38%, 11/01/28 (a)(c)	1,085,000	1,064,993
Century Communities, Inc.
3.88%, 08/15/29 (a)(c)	890,000	841,129
6.63%, 09/15/33 (a)(c)	888,000	881,237
Champions Financing, Inc.
8.75%, 02/15/29 (a)(c)(d)	1,119,000	1,082,348
Churchill Downs, Inc.
4.75%, 01/15/28 (a)(c)	1,061,000	1,051,162
5.75%, 04/01/30 (a)(c)	1,702,000	1,703,462
6.75%, 05/01/31 (a)(c)	754,000	770,718
Cinemark USA, Inc.
5.25%, 07/15/28 (a)(c)	1,569,000	1,561,506
7.00%, 08/01/32 (a)(c)	732,000	758,094
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28 (a)(c)	1,770,000	1,803,262
6.75%, 02/15/30 (a)(c)	1,210,000	1,251,491
6.75%, 09/15/32 (a)(c)	1,672,000	1,714,084
Cooper-Standard Automotive, Inc.
9.25%, 03/01/31 (a)(c)	1,924,000	1,947,107
CoreCivic, Inc.
8.25%, 04/15/29 (a)	1,077,000	1,123,282
Cougar JV Subsidiary LLC
8.00%, 05/15/32 (a)(c)	1,172,000	1,229,818
Crocs, Inc.
4.25%, 03/15/29 (a)(c)(d)	593,000	575,133
4.13%, 08/15/31 (a)(c)	854,000	795,767
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (a)(c)	778,000	779,174
8.88%, 09/01/31 (a)(c)	1,409,000	1,487,216
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/31 (a)(c)	1,520,000	1,524,323
6.38%, 04/15/34 (a)(c)	1,400,000	1,400,641
Dealer Tire LLC/DT Issuer LLC
8.00%, 02/01/28 (a)(c)	859,000	849,485
Dexko Global, Inc.
7.50%, 04/15/32 (a)(c)(d)	1,281,320	1,108,906

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dream Finders Homes, Inc.
8.25%, 08/15/28 (a)(c)	491,000	503,360
6.88%, 09/15/30 (a)(c)	558,000	551,132
Empire Communities Corp.
9.75%, 05/01/29 (a)(c)	868,000	892,517
Everforth, Inc.
4.63%, 05/15/28 (a)(c)	1,018,000	943,743
EZCORP, Inc.
7.38%, 04/01/32 (a)(c)	759,000	805,328
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29 (a)(c)	1,488,000	1,452,020
6.75%, 01/15/30 (a)(c)	1,816,000	1,773,360
Forestar Group, Inc.
5.00%, 03/01/28 (a)(c)	793,000	793,724
6.50%, 03/15/33 (a)(c)	892,000	896,009
Forvia SE
8.00%, 06/15/30 (a)(c)	559,000	590,608
6.75%, 09/15/33 (a)(c)	1,162,000	1,170,330
Full House Resorts, Inc.
8.25%, 02/15/28 (a)(c)(d)	961,000	941,780
Gap, Inc.
3.63%, 10/01/29 (a)(c)	1,238,000	1,159,592
3.88%, 10/01/31 (a)(c)	1,320,000	1,200,134
Garda World Security Corp.
6.00%, 06/01/29 (a)(c)	1,222,000	1,196,836
6.50%, 01/15/31 (a)(c)	1,126,000	1,146,034
8.25%, 08/01/32 (a)(c)	1,197,000	1,228,638
8.38%, 11/15/32 (a)(c)	1,734,000	1,798,307
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.75%, 05/31/32 (a)(c)	1,073,000	1,125,219
Gee Automotive Holdings LLC
7.25%, 03/01/31 (a)(c)	400,000	404,522
Genting New York LLC/GENNY Capital, Inc.
7.25%, 10/01/29 (a)(c)	533,000	546,078
GEO Group, Inc.
8.63%, 04/15/29 (a)	1,116,000	1,164,704
10.25%, 04/15/31 (a)	971,000	1,052,947
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29 (a)(c)	911,000	890,398
11.50%, 08/15/29 (a)(c)	968,000	1,002,664
8.75%, 01/15/32 (a)(c)	924,000	868,244
Goodyear Tire & Rubber Co.
5.00%, 07/15/29 (a)	915,000	874,389
6.63%, 07/15/30 (a)	786,000	769,052
5.25%, 04/30/31 (a)	650,000	580,863
5.25%, 07/15/31 (a)	1,274,000	1,131,728
5.63%, 04/30/33 (a)(d)	1,039,000	905,948
Great Canadian Gaming Corp./Raptor LLC
8.75%, 11/15/29 (a)(c)	964,000	951,530
Group 1 Automotive, Inc.
4.00%, 08/15/28 (a)(c)	1,394,000	1,356,745
6.38%, 01/15/30 (a)(c)	785,000	798,439
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/29 (a)(c)	1,165,000	1,183,406
3.75%, 05/01/29 (a)(c)	1,692,000	1,637,934
4.88%, 01/15/30 (a)	1,765,000	1,746,682
4.00%, 05/01/31 (a)(c)	2,048,000	1,942,794
5.50%, 09/15/31 (a)(c)	1,350,000	1,358,544
3.63%, 02/15/32 (a)(c)	2,682,000	2,464,110
6.13%, 04/01/32 (a)(c)	843,000	859,908
5.88%, 03/15/33 (a)(c)	1,735,000	1,755,667
5.75%, 09/15/33 (a)(c)	2,084,000	2,103,529
5.50%, 03/31/34 (a)(c)	859,000	855,499
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/29 (a)(c)	1,511,000	1,471,013
4.88%, 07/01/31 (a)(c)	1,118,000	1,043,493
6.63%, 01/15/32 (a)(c)	1,440,000	1,465,394
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)(c)	948,000	932,529
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (a)(c)(d)	1,210,000	1,198,737
5.88%, 01/15/28 (a)(c)	716,000	716,736
5.50%, 07/15/29 (a)(c)	1,062,000	1,056,091
JB Poindexter & Co., Inc.
8.75%, 12/15/31 (a)(c)	1,549,000	1,594,824
K Hovnanian Enterprises, Inc.
8.00%, 04/01/31 (a)(c)	840,000	849,711
8.38%, 10/01/33 (a)(c)	793,000	801,222
KB Home
6.88%, 06/15/27 (a)	880,000	889,469
4.80%, 11/15/29 (a)	484,000	475,126
7.25%, 07/15/30 (a)	676,000	691,555
4.00%, 06/15/31 (a)	945,000	880,334
Ken Garff Automotive LLC
4.88%, 09/15/28 (a)(c)	802,000	794,830
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (a)(c)	1,563,000	1,564,128
Kingpin Intermediate Holdings LLC
7.25%, 10/15/32 (a)(c)	933,000	810,388
Kohl's Corp.
10.00%, 06/01/30 (a)(c)	730,000	794,424
5.13%, 05/01/31 (a)(f)	803,000	688,090
5.55%, 07/17/45 (a)	802,000	513,879
Kontoor Brands, Inc.
4.13%, 11/15/29 (a)(c)	1,178,000	1,128,789
Korn Ferry
4.63%, 12/15/27 (a)(c)	829,000	823,250
LCM Investments Holdings II LLC
4.88%, 05/01/29 (a)(c)	1,774,000	1,732,713
8.25%, 08/01/31 (a)(c)	1,419,000	1,481,470
Levi Strauss & Co.
3.50%, 03/01/31 (a)(c)	1,299,000	1,196,960
LGI Homes, Inc.
8.75%, 12/15/28 (a)(c)	593,000	615,221
4.00%, 07/15/29 (a)(c)	610,000	560,308
7.00%, 11/15/32 (a)(c)(d)	765,000	738,973
Life Time, Inc.
6.00%, 11/15/31 (a)(c)	1,037,000	1,054,137
Light & Wonder International, Inc.
7.25%, 11/15/29 (a)(c)	854,000	875,437
7.50%, 09/01/31 (a)(c)	1,358,000	1,416,185
6.25%, 10/01/33 (a)(c)	1,709,000	1,690,996
Lindblad Expeditions LLC
7.00%, 09/15/30 (a)(c)	1,193,000	1,228,748
Lithia Motors, Inc.
4.63%, 12/15/27 (a)(c)	1,495,000	1,488,245
3.88%, 06/01/29 (a)(c)	1,031,000	988,665
5.50%, 10/01/30 (a)(c)	1,030,000	1,021,827
4.38%, 01/15/31 (a)(c)	632,000	599,253
Live Nation Entertainment, Inc.
4.75%, 10/15/27 (a)(c)	1,573,000	1,567,758
3.75%, 01/15/28 (a)(c)	1,255,000	1,231,346
M/I Homes, Inc.
4.95%, 02/01/28 (a)	895,000	895,395
3.95%, 02/15/30 (a)	693,000	659,869

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Macy's Retail Holdings LLC
6.13%, 03/15/32 (a)(c)	913,000	913,984
7.38%, 08/01/33 (a)(c)	786,000	821,591
4.50%, 12/15/34 (a)	878,000	774,395
5.13%, 01/15/42 (a)	698,000	543,190
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28 (a)	725,000	723,607
4.50%, 06/15/29 (a)(c)	869,000	838,783
6.50%, 10/01/33 (a)(c)	1,182,000	1,160,704
Match Group Holdings II LLC
5.00%, 12/15/27 (a)(c)	1,018,000	1,014,721
4.63%, 06/01/28 (a)(c)	1,188,000	1,172,473
5.63%, 02/15/29 (a)(c)	707,000	707,764
4.13%, 08/01/30 (a)(c)	760,000	715,798
3.63%, 10/01/31 (a)(c)	596,000	534,131
6.13%, 09/15/33 (a)(c)	1,205,000	1,185,781
Mattamy Group Corp.
4.63%, 03/01/30 (a)(c)	1,249,000	1,198,842
6.00%, 12/15/33 (a)(c)	854,000	815,784
Mavis Tire Express Services Topco Corp.
6.50%, 05/15/29 (a)(c)	1,332,000	1,331,471
Men's Wearhouse LLC
9.00%, 02/01/31 (a)(c)	935,000	984,434
Merlin Entertainments Group U.S. Holdings, Inc.
7.38%, 02/15/31 (a)(c)	932,000	783,538
MGM Resorts International
4.75%, 10/15/28 (a)	2,082,000	2,064,103
6.13%, 09/15/29 (a)	1,020,000	1,035,529
6.50%, 04/15/32 (a)(d)	972,000	991,006
Michaels Cos., Inc.
8.50%, 03/15/33 (a)(c)	4,000,000	3,908,735
11.00%, 03/15/34 (a)(c)	1,031,000	975,697
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/29 (a)(c)	1,335,000	1,300,096
Millrose Properties, Inc.
6.38%, 08/01/30 (a)(c)	2,127,000	2,158,403
6.25%, 09/15/32 (a)(c)	1,300,000	1,307,227
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30 (a)(c)	820,000	856,419
11.88%, 04/15/31 (a)(c)	1,347,000	1,464,341
Motion Bondco DAC
6.63%, 11/15/27 (a)(c)(d)	793,000	764,177
Motion Finco SARL
8.38%, 02/15/32 (a)(c)	787,000	644,650
Murphy Oil USA, Inc.
5.63%, 05/01/27 (a)	623,000	623,399
4.75%, 09/15/29 (a)	874,000	859,882
3.75%, 02/15/31 (a)(c)	1,062,000	990,194
5.88%, 06/01/34 (a)(c)	1,000,000	1,004,142
NCL Corp. Ltd.
7.75%, 02/15/29 (a)(c)	573,000	600,093
6.25%, 03/01/30 (a)(c)	1,389,000	1,373,939
5.88%, 01/15/31 (a)(c)	2,086,000	2,017,511
6.75%, 02/01/32 (a)(c)	2,855,000	2,832,032
6.25%, 09/15/33 (a)(c)	1,533,000	1,470,941
NCL Finance Ltd.
6.13%, 03/15/28 (a)(c)	783,000	791,597
New Flyer Holdings, Inc.
9.25%, 07/01/30 (a)(c)	802,000	861,338
Newmark Group, Inc.
7.50%, 01/12/29 (a)	802,000	842,204
Nissan Motor Acceptance Co. LLC
5.30%, 09/13/27 (c)	349,000	348,778
2.75%, 03/09/28 (a)(c)	1,514,000	1,440,070
2.45%, 09/15/28 (a)(c)	1,157,000	1,078,381
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.05%, 09/15/28 (a)(c)	1,467,000	1,507,810
5.63%, 09/29/28 (a)(c)	1,697,000	1,694,993
5.55%, 09/13/29 (a)(c)	1,012,000	995,284
6.13%, 09/30/30 (a)(c)	2,472,000	2,442,725
Nissan Motor Co. Ltd.
4.35%, 09/17/27 (a)(c)	2,698,000	2,663,221
7.50%, 07/17/30 (a)(c)	1,846,000	1,913,337
4.81%, 09/17/30 (a)(c)	3,436,000	3,220,489
7.75%, 07/17/32 (a)(c)	1,464,000	1,532,869
8.13%, 07/17/35 (a)(c)	2,160,000	2,295,596
Nordstrom, Inc.
6.95%, 03/15/28	806,000	825,411
4.38%, 04/01/30 (a)	756,000	723,249
4.25%, 08/01/31 (a)	594,000	548,250
5.00%, 01/15/44 (a)	1,650,000	1,163,116
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.00%, 08/01/30 (a)(c)	820,000	795,734
OT Midco, Inc.
10.00%, 02/15/30 (a)(c)	1,036,000	402,041
Papa John's International, Inc.
3.88%, 09/15/29 (a)(c)	915,000	879,926
Penn Entertainment, Inc.
4.13%, 07/01/29 (a)(c)	584,000	559,510
6.75%, 04/01/31 (a)(c)	1,000,000	996,750
Penske Automotive Group, Inc.
3.75%, 06/15/29 (a)(c)	650,000	623,300
Petco Health & Wellness Co., Inc.
8.25%, 02/01/31 (a)(c)	1,153,000	1,155,826
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/32 (a)	2,841,000	2,865,242
10.00%, 09/15/33 (a)	1,482,000	1,497,016
Phinia, Inc.
6.75%, 04/15/29 (a)(c)	896,000	922,101
6.63%, 10/15/32 (a)(c)	899,000	922,989
Pioneer Opco LLC
7.00%, 05/15/33 (a)(c)	1,000,000	1,022,851
PM General Purchaser LLC
9.50%, 10/01/28 (a)(c)(d)	1,171,000	1,042,992
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (a)(c)	1,048,000	613,197
5.88%, 09/01/31 (a)(c)	1,460,000	735,110
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/27 (a)(c)	1,454,000	1,426,393
Rakuten Group, Inc.
9.75%, 04/15/29 (c)	3,323,000	3,633,979
8.13%, 12/15/29 (a)(b)(c)(e)	1,001,000	1,032,824
6.25%, 04/22/31 (a)(b)(c)(e)	1,981,000	1,889,921
Raven Acquisition Holdings LLC
6.88%, 11/15/31 (a)(c)	2,141,000	2,101,033
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29 (a)(c)	1,525,000	1,389,361
8.45%, 07/27/30 (a)(c)	975,000	973,335
4.63%, 04/06/31 (a)(c)	600,000	508,466
Risewell Homes, Inc.
9.25%, 10/01/29 (a)(c)	927,000	968,176
8.50%, 11/01/30 (a)(c)	609,000	615,652
Rivers Enterprise Borrower LLC
6.25%, 10/15/30 (a)(c)	1,090,000	1,099,508
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
6.63%, 02/01/33 (a)(c)	1,188,000	1,206,381
S&S Holdings LLC
8.38%, 10/01/31 (a)(c)	1,079,000	1,035,630
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 04/01/32 (a)(d)	1,124,000	1,155,882

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 03/01/30 (a)(c)	1,503,000	1,299,169
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/29 (a)(c)	1,390,000	1,353,695
Service Corp. International
4.63%, 12/15/27 (a)	1,715,000	1,709,663
5.13%, 06/01/29 (a)	1,635,000	1,634,454
3.38%, 08/15/30 (a)	1,217,000	1,132,170
4.00%, 05/15/31 (a)	875,000	824,044
5.75%, 10/15/32 (a)	952,000	960,919
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (a)	890,000	885,544
4.75%, 04/01/29 (a)	932,000	910,534
Signal Parent, Inc.
6.13%, 04/01/29 (a)(c)	599,000	240,349
Six Flags Entertainment Corp.
7.25%, 05/15/31 (a)(c)	1,280,000	1,277,236
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
6.50%, 10/01/28 (a)	910,000	917,467
5.25%, 07/15/29 (a)	968,000	938,517
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC
8.63%, 01/15/32 (a)(c)	2,032,000	2,088,368
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co.
6.63%, 05/01/32 (a)(c)	1,551,000	1,586,068
Sonic Automotive, Inc.
4.63%, 11/15/29 (a)(c)	1,043,000	1,022,866
4.88%, 11/15/31 (a)(c)	1,113,000	1,065,831
Sotheby's
8.25%, 04/15/31 (a)(c)	1,400,000	1,379,536
Sotheby's/Bidfair Holdings, Inc.
5.88%, 06/01/29 (a)(c)	537,000	513,448
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/27 (a)(c)	1,165,000	1,156,086
Staples, Inc.
10.75%, 09/01/29 (a)(c)	4,043,000	3,849,791
12.75%, 01/15/30 (a)(c)	1,586,800	1,215,919
Station Casinos LLC
4.50%, 02/15/28 (a)(c)	926,000	913,399
4.63%, 12/01/31 (a)(c)	840,000	795,740
6.63%, 03/15/32 (a)(c)	1,048,000	1,064,146
STL Holding Co. LLC
8.75%, 02/15/29 (a)(c)	791,000	824,771
StoneMor, Inc.
8.50%, 05/15/29 (a)(c)	702,000	691,308
Taylor Morrison Communities, Inc.
5.75%, 01/15/28 (a)(c)	751,000	758,749
5.13%, 08/01/30 (a)(c)	1,107,000	1,096,691
5.75%, 11/15/32 (a)(c)	615,000	618,496
Tenneco, Inc.
8.00%, 11/17/28 (a)(c)	2,915,000	2,922,675
TKC Holdings, Inc.
8.50%, 08/15/30 (a)(c)	1,800,000	1,842,145
12.00%, 02/15/31 (a)(c)	1,264,000	1,316,988
Travel & Leisure Co.
4.50%, 12/01/29 (a)(c)	1,168,000	1,129,376
4.63%, 03/01/30 (a)(c)	819,000	788,166
6.25%, 06/01/31 (a)(c)	1,500,000	1,509,419
6.13%, 09/01/33 (a)(c)	863,000	848,562
Tri Pointe Homes, Inc.
5.25%, 06/01/27 (a)	672,000	671,646
5.70%, 06/15/28 (a)	1,118,000	1,127,035
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TriNet Group, Inc.
3.50%, 03/01/29 (a)(c)	1,025,000	959,015
7.13%, 08/15/31 (a)(c)	1,068,000	1,075,742
Under Armour, Inc.
7.25%, 07/15/30 (a)(c)	863,000	877,182
Universal Entertainment Corp.
9.88%, 08/01/29 (a)(c)	525,000	507,931
Upbound Group, Inc.
6.38%, 02/15/29 (a)(c)	906,000	897,563
Vail Resorts, Inc.
5.63%, 07/15/30 (a)(c)	712,000	714,147
6.50%, 05/15/32 (a)(c)	1,237,000	1,260,963
Valvoline, Inc.
3.63%, 06/15/31 (a)(c)	1,028,000	938,404
VF Corp.
2.95%, 04/23/30 (a)	1,055,000	955,686
6.00%, 10/15/33	937,000	936,236
6.45%, 11/01/37	864,000	831,348
Victoria's Secret & Co.
4.63%, 07/15/29 (a)(c)	1,128,000	1,089,566
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/29 (a)(c)	809,000	840,293
Viking Cruises Ltd.
7.00%, 02/15/29 (a)(c)	824,000	829,612
9.13%, 07/15/31 (a)(c)	1,453,000	1,528,739
5.88%, 10/15/33 (a)(c)	2,530,000	2,536,570
Voyager Parent LLC
9.25%, 07/01/32 (a)(c)	2,287,000	2,427,297
VT Topco, Inc.
8.50%, 08/15/30 (a)(c)(d)	903,000	927,982
Wabash National Corp.
4.50%, 10/15/28 (a)(c)	730,000	621,390
Wand NewCo 3, Inc.
7.63%, 01/30/32 (a)(c)	1,684,000	1,742,627
Wayfair LLC
7.25%, 10/31/29 (a)(c)	1,428,000	1,470,467
7.75%, 09/15/30 (a)(c)	1,193,000	1,242,984
6.75%, 11/15/32 (a)(c)	1,165,000	1,184,444
7.13%, 05/31/34 (a)(c)	700,000	713,637
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/28 (a)(c)	1,154,000	1,130,169
6.75%, 01/15/34 (a)(c)	870,000	857,262
William Carter Co.
7.38%, 02/15/31 (a)(c)	1,030,000	1,065,262
Wolverine World Wide, Inc.
4.00%, 08/15/29 (a)(c)	1,026,000	967,468
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (a)(c)	953,000	940,174
5.63%, 03/01/33 (a)(c)	1,000,000	986,416
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (a)(c)	1,697,000	1,685,144
7.13%, 02/15/31 (a)(c)	1,285,000	1,358,034
6.25%, 03/15/33 (a)(c)	1,544,000	1,550,334
Yum! Brands, Inc.
4.75%, 01/15/30 (a)(c)	1,486,000	1,466,009
3.63%, 03/15/31 (a)	1,470,000	1,368,403
4.63%, 01/31/32 (a)	1,404,000	1,349,035
5.38%, 04/01/32 (a)	1,602,000	1,600,764
6.88%, 11/15/37	1,463,000	1,608,250
ZF North America Capital, Inc.
6.88%, 04/14/28 (a)(c)	1,102,000	1,129,002
7.13%, 04/14/30 (a)(c)	1,111,000	1,120,129
6.75%, 04/23/30 (a)(c)	1,478,000	1,472,350

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.50%, 03/24/31 (a)(c)	2,291,000	2,315,682
6.88%, 04/23/32 (a)(c)	1,285,000	1,264,488
ZipRecruiter, Inc.
5.00%, 01/15/30 (a)(c)	1,068,000	739,682
		440,313,213
Consumer Non-Cyclical 10.6%
1261229 BC Ltd.
10.00%, 04/15/32 (a)(c)	10,389,000	10,646,254
Acadia Healthcare Co., Inc.
5.50%, 07/01/28 (a)(c)	864,000	860,719
5.00%, 04/15/29 (a)(c)	1,193,000	1,168,359
7.38%, 03/15/33 (a)(c)	878,000	901,774
Accendra Health, Inc.
4.50%, 03/31/29 (a)(c)(d)	478,000	377,144
6.63%, 04/01/30 (a)(c)(d)	1,094,000	661,119
ACCO Brands Corp.
4.25%, 03/15/29 (a)(c)	1,178,000	1,085,253
Acushnet Co.
5.63%, 12/01/33 (a)(c)	895,000	890,240
Adapthealth LLC
6.13%, 08/01/28 (a)(c)	849,000	848,682
4.63%, 08/01/29 (a)(c)	1,001,000	966,745
5.13%, 03/01/30 (a)(c)	995,000	964,702
AHP Health Partners, Inc.
5.75%, 07/15/29 (a)(c)	907,000	899,850
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 02/15/28 (a)(c)	1,242,000	1,255,975
3.50%, 03/15/29 (a)(c)	1,612,000	1,538,970
4.88%, 02/15/30 (a)(c)	1,952,000	1,902,246
5.50%, 03/31/31 (a)(c)	1,211,000	1,193,928
5.63%, 03/31/32 (a)(c)	2,230,000	2,178,800
6.25%, 03/15/33 (a)(c)	1,048,000	1,050,645
5.75%, 03/31/34 (a)(c)	2,369,000	2,285,152
AMN Healthcare, Inc.
4.00%, 04/15/29 (a)(c)	513,000	495,695
6.50%, 01/15/31 (a)(c)	775,000	779,601
Amneal Pharmaceuticals LLC
6.88%, 08/01/32 (a)(c)	869,000	901,249
Avantor Funding, Inc.
4.63%, 07/15/28 (a)(c)	2,468,000	2,443,650
3.88%, 11/01/29 (a)(c)	1,521,000	1,445,297
B&G Foods, Inc.
5.25%, 09/15/27 (a)(d)	1,050,000	1,024,569
8.00%, 09/15/28 (a)(c)(d)	1,267,000	1,255,503
Bausch & Lomb Corp.
8.38%, 10/01/28 (a)(c)	2,258,000	2,334,208
Bausch Health Cos., Inc.
5.00%, 01/30/28 (a)(c)(d)	589,000	496,713
4.88%, 06/01/28 (a)(c)(d)	397,000	367,410
11.00%, 09/30/28 (c)(d)	1,475,000	1,540,837
5.00%, 02/15/29 (a)(c)	759,000	529,349
6.25%, 02/15/29 (a)(c)	1,211,000	867,379
7.25%, 05/30/29 (a)(c)	616,000	439,405
5.25%, 01/30/30 (a)(c)(d)	1,417,000	871,192
14.00%, 10/15/30 (a)(c)	718,000	686,939
5.25%, 02/15/31 (a)(c)	1,022,000	579,228
BellRing Brands, Inc.
7.00%, 03/15/30 (a)(c)	1,353,000	1,344,161
BioMarin Pharmaceutical, Inc.
5.50%, 02/15/34 (a)(c)	1,016,000	1,004,257
C&S Group Enterprises LLC
5.00%, 12/15/28 (a)(c)	1,000,000	941,923
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CD&R Smokey Buyer, Inc./Radio Systems Corp.
9.50%, 10/15/29 (a)(c)	1,362,000	819,177
Central Garden & Pet Co.
5.13%, 02/01/28 (a)	506,000	505,400
4.13%, 10/15/30 (a)	823,000	779,029
4.13%, 04/30/31 (a)(c)	588,000	554,004
Champ Acquisition Corp.
8.38%, 12/01/31 (a)(c)	703,000	738,657
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (a)(c)	1,485,000	1,458,034
3.75%, 03/15/29 (a)(c)	1,001,000	959,766
4.00%, 03/15/31 (a)(c)	460,000	431,171
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28 (a)(c)	870,000	862,315
7.63%, 07/01/29 (a)(c)	818,000	844,395
6.38%, 04/15/34 (a)(c)	1,400,000	1,424,542
CHS/Community Health Systems, Inc.
6.00%, 01/15/29 (a)(c)	1,692,000	1,676,654
6.88%, 04/15/29 (a)(c)	2,514,000	2,489,279
6.13%, 04/01/30 (a)(c)	2,584,000	2,351,998
5.25%, 05/15/30 (a)(c)	2,478,000	2,337,305
4.75%, 02/15/31 (a)(c)(d)	1,897,000	1,745,737
10.88%, 01/15/32 (a)(c)	2,410,000	2,599,768
9.75%, 01/15/34 (a)(c)	2,988,000	3,137,908
Concentra Health Services, Inc.
6.88%, 07/15/32 (a)(c)	1,184,000	1,226,961
CVS Health Corp.
6.75%, 12/10/54 (a)(b)	1,715,000	1,789,191
7.00%, 03/10/55 (a)(b)	3,166,000	3,301,059
Darling Ingredients, Inc.
6.00%, 06/15/30 (a)(c)	1,750,000	1,767,805
DaVita, Inc.
4.63%, 06/01/30 (a)(c)	4,510,000	4,384,683
3.75%, 02/15/31 (a)(c)	2,133,000	1,984,372
6.88%, 09/01/32 (a)(c)	2,113,000	2,189,868
6.75%, 07/15/33 (a)	1,296,000	1,340,496
Dentsply Sirona, Inc.
8.38%, 09/12/55 (a)(b)	1,030,000	1,039,000
Edgewell Personal Care Co.
5.50%, 06/01/28 (a)(c)	1,452,000	1,447,574
4.13%, 04/01/29 (a)(c)	980,000	937,267
Elanco Animal Health, Inc.
6.40%, 08/28/28 (a)(f)	1,376,000	1,415,297
Embecta Corp.
5.00%, 02/15/30 (a)(c)(d)	1,056,000	817,642
Emergent BioSolutions, Inc.
3.88%, 08/15/28 (a)(c)	926,000	842,642
Encompass Health Corp.
4.50%, 02/01/28 (a)	1,437,000	1,431,429
4.75%, 02/01/30 (a)	840,000	826,852
4.63%, 04/01/31 (a)	1,217,000	1,178,497
5.88%, 06/01/34 (a)(c)	250,000	251,701
Endo Finance Holdings LP
8.50%, 04/15/31 (a)(c)	1,405,000	1,498,357
Energizer Holdings, Inc.
4.75%, 06/15/28 (a)(c)	831,000	821,831
4.38%, 03/31/29 (a)(c)	1,424,000	1,371,875
6.00%, 09/15/33 (a)(c)	932,000	889,552
Fiesta Purchaser, Inc.
7.88%, 03/01/31 (a)(c)	1,036,000	1,042,786
9.63%, 09/15/32 (a)(c)	980,000	986,691
Fortrea Holdings, Inc.
7.50%, 07/01/30 (a)(c)(d)	1,201,000	1,211,499

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Froneri Lux FinCo SARL
6.00%, 08/01/32 (c)	1,178,000	1,149,402
Genmab AS/Genmab Finance LLC
6.25%, 12/15/32 (a)(c)	2,458,000	2,505,916
7.25%, 12/15/33 (a)(c)	1,136,000	1,183,554
Global Medical Response, Inc.
7.38%, 10/01/32 (a)(c)	1,289,000	1,340,193
Grifols SA
4.75%, 10/15/28 (a)(c)	1,636,000	1,611,715
HAH Group Holding Co. LLC
9.75%, 10/01/31 (a)(c)(d)	1,245,000	1,118,189
Harrow, Inc.
8.63%, 09/15/30 (a)(c)	588,000	595,666
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/29 (a)(c)	1,195,000	1,122,314
7.75%, 05/01/33 (a)(c)	830,000	838,963
HNI Corp.
5.13%, 01/18/29 (a)(c)	777,000	760,357
Industrial F&B Investments III, Inc.
7.75%, 02/11/33 (a)(c)	1,250,000	1,275,948
Ingles Markets, Inc.
4.00%, 06/15/31 (a)(c)	817,000	769,201
Insulet Corp.
6.50%, 04/01/33 (a)(c)	1,189,000	1,210,868
IQVIA, Inc.
6.50%, 05/15/30 (a)(c)	1,485,000	1,523,962
6.25%, 06/01/32 (a)(c)	2,492,000	2,548,942
Jazz Securities DAC
4.38%, 01/15/29 (a)(c)	1,963,000	1,928,467
Kedrion SpA
6.50%, 09/01/29 (a)(c)	1,330,000	1,313,226
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.00%, 02/15/29 (a)(c)	1,524,000	1,593,566
7.13%, 04/30/33 (a)(c)	725,000	735,449
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/31 (a)(c)(d)	1,092,000	782,145
10.75%, 06/30/32 (a)(c)	984,000	319,800
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 (a)(c)	804,000	798,904
4.13%, 01/31/30 (a)(c)	1,348,000	1,288,489
4.38%, 01/31/32 (a)(c)	1,132,000	1,059,749
LifePoint Health, Inc.
5.38%, 01/15/29 (a)(c)	1,066,000	1,033,011
9.88%, 08/15/30 (a)(c)	736,000	779,033
8.38%, 02/15/32 (a)(c)	1,019,000	1,070,852
10.00%, 06/01/32 (a)(c)	1,558,000	1,597,075
7.00%, 05/01/34 (a)(c)	2,500,000	2,443,693
MajorDrive Holdings IV LLC
6.38%, 06/01/29 (a)(c)	1,040,000	885,558
Medline Borrower LP
5.25%, 10/01/29 (a)(c)	5,038,000	5,032,086
MPH Acquisition Holdings LLC
5.75%, 12/31/30 (a)(c)(d)	1,353,000	1,090,220
National Mentor Holdings, Inc.
10.50%, 12/15/30 (a)(c)	2,349,000	2,474,148
Neogen Food Safety Corp.
8.63%, 07/20/30 (a)(c)	985,000	1,034,752
Newell Brands, Inc.
6.38%, 09/15/27 (a)	1,054,000	1,066,958
8.50%, 06/01/28 (a)(c)	1,695,000	1,770,804
6.63%, 09/15/29 (a)	1,091,000	1,092,679
6.38%, 05/15/30 (a)	1,029,000	1,016,206
6.63%, 05/15/32 (a)(d)	999,000	972,765
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.38%, 04/01/36 (a)(f)	960,000	923,547
7.50%, 04/01/46 (a)(f)	1,325,000	1,155,984
Opal Bidco SAS
6.50%, 03/31/32 (a)(c)	1,785,000	1,819,902
Option Care Health, Inc.
4.38%, 10/31/29 (a)(c)	1,364,000	1,312,941
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (a)(c)	3,143,000	3,106,339
5.13%, 04/30/31 (a)(c)	2,717,000	2,694,609
6.75%, 05/15/34 (a)(c)	1,223,000	1,306,187
7.88%, 05/15/34 (a)(c)	1,058,000	1,136,915
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.75%, 04/17/32 (a)(c)	870,000	790,613
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (a)(c)	1,402,000	1,388,316
Performance Food Group, Inc.
4.25%, 08/01/29 (a)(c)	1,708,000	1,655,813
6.13%, 09/15/32 (a)(c)	1,435,000	1,452,586
5.63%, 03/01/34 (a)(c)	1,270,000	1,242,010
Perrigo Finance Unlimited Co.
5.15%, 06/15/30 (a)(f)	1,189,000	1,140,616
6.13%, 09/30/32 (a)	1,275,000	1,217,942
4.90%, 12/15/44 (a)	753,000	544,544
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	1,426,000	1,369,402
3.50%, 03/01/32 (a)	1,767,000	1,605,867
6.25%, 07/01/33 (a)	857,000	895,805
6.88%, 05/15/34 (a)	883,000	955,380
Post Holdings, Inc.
4.63%, 04/15/30 (a)(c)	2,868,000	2,792,791
4.50%, 09/15/31 (a)(c)	1,751,000	1,644,503
6.25%, 02/15/32 (a)(c)	2,579,000	2,623,201
6.38%, 03/01/33 (a)(c)	1,794,000	1,790,498
6.25%, 10/15/34 (a)(c)	1,269,000	1,259,107
6.50%, 03/15/36 (a)(c)	1,981,000	1,967,674
Prestige Brands, Inc.
5.13%, 01/15/28 (a)(c)	956,000	953,128
3.75%, 04/01/31 (a)(c)	1,111,000	1,020,592
Prime Healthcare Services, Inc.
9.38%, 09/01/29 (a)(c)	2,312,000	2,419,720
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.25%, 04/01/29 (a)(c)	546,000	547,832
4.38%, 04/30/29 (a)(c)	1,444,000	1,419,298
Radiology Partners, Inc.
8.50%, 07/15/32 (a)(c)	1,716,000	1,761,045
Safeway, Inc.
7.25%, 02/01/31	317,000	331,666
Scotts Miracle-Gro Co.
4.50%, 10/15/29 (a)	627,000	611,739
4.00%, 04/01/31 (a)	1,034,000	962,847
4.38%, 02/01/32 (a)	806,000	750,307
Select Medical Corp.
6.25%, 12/01/32 (a)(c)(d)	823,000	802,532
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/29 (a)(c)	1,382,000	1,337,907
Somnigroup International, Inc.
4.00%, 04/15/29 (a)(c)	1,181,000	1,136,003
3.88%, 10/15/31 (a)(c)	1,651,000	1,512,270
Sotera Health Holdings LLC
7.38%, 06/01/31 (a)(c)	1,224,000	1,274,866
Spectrum Brands, Inc.
3.88%, 03/15/31 (a)(c)	15,000	13,204

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Star Parent, Inc.
9.00%, 10/01/30 (a)(c)	1,780,000	1,870,892
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (a)(c)	1,696,000	1,702,089
Team Health Holdings, Inc.
8.38%, 06/30/28 (a)(c)	495,000	497,074
TEAM Services Holding, Inc.
9.00%, 02/15/33 (a)(c)(d)	750,000	756,270
Teleflex, Inc.
4.63%, 11/15/27 (a)	1,118,000	1,115,760
4.25%, 06/01/28 (a)(c)	1,177,000	1,162,288
Tenet Healthcare Corp.
5.13%, 11/01/27 (a)	2,714,000	2,717,713
4.63%, 06/15/28 (a)	1,450,000	1,441,213
6.13%, 10/01/28 (a)(d)	2,645,000	2,653,099
4.25%, 06/01/29 (a)	2,462,000	2,401,515
4.38%, 01/15/30 (a)	2,611,000	2,527,948
6.13%, 06/15/30 (a)	3,406,000	3,442,359
6.75%, 05/15/31 (a)(c)	2,440,000	2,514,271
6.88%, 11/15/31	1,197,000	1,275,341
5.50%, 11/15/32 (a)(c)	2,223,000	2,215,378
6.00%, 11/15/33 (a)(c)	1,234,000	1,246,936
Thor Industries, Inc.
4.00%, 10/15/29 (a)(c)	726,000	686,962
Turning Point Brands, Inc.
7.63%, 03/15/32 (a)(c)	531,000	552,693
U.S. Acute Care Solutions LLC
9.75%, 05/15/29 (a)(c)	1,784,000	1,711,318
U.S. Foods, Inc.
6.88%, 09/15/28 (a)(c)	922,000	945,598
4.75%, 02/15/29 (a)(c)	1,182,000	1,166,382
4.63%, 06/01/30 (a)(c)	977,000	950,428
7.25%, 01/15/32 (a)(c)	1,097,000	1,141,401
5.75%, 04/15/33 (a)(c)	613,000	612,446
United Natural Foods, Inc.
6.75%, 10/15/28 (a)(c)	787,000	790,788
Viking Baked Goods Acquisition Corp.
8.63%, 11/01/31 (a)(c)	1,506,000	1,542,879
Whirlpool Corp.
4.75%, 02/26/29 (a)	1,250,000	1,182,052
6.13%, 06/15/30 (a)	1,191,000	1,121,258
2.40%, 05/15/31 (a)	966,000	740,610
5.50%, 03/01/33 (a)	690,000	578,472
6.50%, 06/15/33 (a)(d)	1,073,000	974,936
5.75%, 03/01/34 (a)	634,000	525,547
4.50%, 06/01/46 (a)	1,244,000	793,152
4.60%, 05/15/50 (a)	1,389,000	879,241
		269,554,370
Energy 10.9%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/29 (a)(c)	1,868,000	1,949,260
AltaGas Ltd.
7.20%, 10/15/54 (a)(b)(c)	1,817,000	1,894,684
AmeriGas Partners LP/AmeriGas Finance Corp.
9.38%, 06/01/28 (a)(c)	834,000	854,813
9.50%, 06/01/30 (a)(c)	836,000	899,539
6.88%, 06/01/31 (a)(c)	875,000	894,912
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/28 (a)(c)	907,000	907,839
5.38%, 06/15/29 (a)(c)	1,180,000	1,179,918
6.63%, 02/01/32 (a)(c)	1,090,000	1,112,664
5.75%, 10/15/33 (a)(c)	1,050,000	1,039,662
5.75%, 07/01/34 (a)(c)	980,000	968,873
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%, 09/01/32 (a)(c)	1,186,000	1,214,642
Archrock Services LP/Archrock Partners Finance Corp.
6.00%, 02/01/34 (a)(c)	1,338,000	1,339,129
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
9.00%, 11/01/27 (a)(c)	401,000	457,727
5.88%, 06/30/29 (a)(c)	899,000	898,279
6.63%, 10/15/32 (a)(c)	764,000	784,422
6.63%, 07/15/33 (a)(c)	1,093,000	1,123,235
BKV Upstream Midstream LLC
7.50%, 10/15/30 (a)(c)	1,033,000	1,048,054
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29 (a)(c)	985,000	1,013,717
7.25%, 07/15/32 (a)(c)	786,000	819,843
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28 (a)(c)	1,660,652	1,744,645
10.38%, 11/15/30 (a)(c)	1,191,546	1,266,175
Breakwater Energy Holdings SARL
9.25%, 11/15/30 (a)(c)	1,374,000	1,461,787
Bristow Group, Inc.
6.75%, 02/01/33 (a)(c)	800,000	808,678
Buckeye Partners LP
4.50%, 03/01/28 (a)(c)	783,000	775,102
6.88%, 07/01/29 (a)(c)	1,377,000	1,420,499
6.75%, 02/01/30 (a)(c)	681,000	705,688
5.85%, 11/15/43 (a)	1,219,000	1,117,484
5.60%, 10/15/44 (a)	723,000	638,425
California Resources Corp.
8.25%, 06/15/29 (a)(c)	867,000	908,091
7.00%, 01/15/34 (a)(c)	394,000	397,351
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.75%, 07/15/28 (a)(c)	585,000	600,620
9.75%, 02/15/31 (a)(c)	696,000	737,378
Caturus Energy LLC
8.50%, 02/15/30 (a)(c)	955,000	1,000,747
7.13%, 05/15/31 (a)(c)	1,025,000	1,025,004
CHC Group LLC
11.75%, 09/01/30 (a)(c)	931,000	793,055
Chord Energy Corp.
6.00%, 10/01/30 (a)(c)	908,000	919,656
6.75%, 03/15/33 (a)(c)	1,199,000	1,231,556
CNX Midstream Partners LP
4.75%, 04/15/30 (a)(c)	857,000	827,818
CNX Resources Corp.
7.38%, 01/15/31 (a)(c)	930,000	955,175
7.25%, 03/01/32 (a)(c)	959,000	991,875
5.88%, 03/01/34 (a)(c)	500,000	492,410
Comstock Resources, Inc.
6.75%, 03/01/29 (a)(c)	2,635,000	2,591,984
5.88%, 01/15/30 (a)(c)	1,533,000	1,449,888
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31 (a)(c)	1,682,000	1,656,894
7.50%, 12/15/33 (a)(c)	1,143,000	1,212,060
Crescent Energy Finance LLC
7.75%, 07/31/29 (a)(c)	526,000	528,199
7.63%, 04/01/32 (a)(c)	1,751,000	1,797,826
7.88%, 04/15/32 (a)(c)	1,999,000	2,050,001
7.38%, 01/15/33 (a)(c)	1,996,000	2,029,295
8.38%, 01/15/34 (a)(c)	1,243,000	1,304,516
CVR Energy, Inc.
5.75%, 02/15/28 (a)(c)	369,000	369,264
7.50%, 02/15/31 (a)(c)	1,000,000	1,011,907
7.88%, 02/15/34 (a)(c)	516,000	517,936

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DBR Land Holdings LLC
6.25%, 12/01/30 (a)(c)	889,000	903,260
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/29 (a)(c)	1,076,000	1,120,692
7.38%, 06/30/33 (a)(c)	791,000	817,184
6.88%, 06/01/34 (a)(c)	1,375,000	1,395,100
Diamond Foreign Asset Co./Diamond Finance LLC
8.50%, 10/01/30 (a)(c)	782,000	823,126
Energy Transfer LP
8.00%, 05/15/54 (a)(b)	1,315,000	1,401,804
7.13%, 10/01/54 (a)(b)	751,000	775,179
6.50%, 02/15/56 (a)(b)	2,111,000	2,130,094
6.75%, 02/15/56 (a)(b)	1,375,000	1,401,808
EnQuest PLC
9.88%, 04/30/31 (a)(c)	1,168,000	1,203,170
Excelerate Energy LP
8.00%, 05/15/30 (a)(c)	1,295,000	1,372,132
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29 (a)(c)	1,373,000	1,347,453
9.25%, 01/15/31 (a)(c)	1,033,000	1,090,441
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29 (a)	859,000	891,823
8.88%, 04/15/30 (a)	694,000	726,749
7.88%, 05/15/32 (a)	1,117,000	1,162,130
8.00%, 05/15/33 (a)	892,000	936,170
6.75%, 03/15/34 (a)	1,200,000	1,205,218
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (a)	1,020,000	1,030,762
8.25%, 01/15/32 (a)(c)	914,000	959,929
7.13%, 07/01/33 (a)(c)	880,000	895,432
Golar LNG Ltd.
7.50%, 10/02/30 (a)(c)	975,000	997,485
Gulfport Energy Operating Corp.
6.75%, 09/01/29 (a)(c)	954,000	980,019
Harvest Midstream I LP
7.50%, 05/15/32 (a)(c)	1,023,000	1,063,470
6.75%, 05/15/34 (a)(c)	450,000	462,287
Helix Energy Solutions Group, Inc.
9.75%, 03/01/29 (a)(c)	602,000	633,438
Hess Midstream Operations LP
5.88%, 03/01/28 (a)(c)	1,657,000	1,676,939
5.13%, 06/15/28 (a)(c)	987,000	985,854
6.50%, 06/01/29 (a)(c)	950,000	974,942
4.25%, 02/15/30 (a)(c)	1,038,000	1,008,905
5.50%, 10/15/30 (a)(c)	695,000	694,566
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/01/28 (a)(c)	1,547,000	1,553,855
5.75%, 02/01/29 (a)(c)	1,094,000	1,092,130
6.00%, 04/15/30 (a)(c)	1,159,000	1,152,892
6.00%, 02/01/31 (a)(c)	824,000	812,365
6.25%, 04/15/32 (a)(c)	761,000	749,800
8.38%, 11/01/33 (a)(c)	859,000	914,291
6.88%, 05/15/34 (a)(c)	890,000	891,038
7.25%, 02/15/35 (a)(c)	1,887,000	1,915,716
Howard Midstream Energy Partners LLC
7.38%, 07/15/32 (a)(c)	767,000	793,212
6.63%, 01/15/34 (a)(c)	1,454,000	1,471,763
Infinity Natural Resources LLC
7.63%, 04/01/31 (a)(c)	925,000	934,934
Ithaca Energy North Sea PLC
8.13%, 10/15/29 (a)(c)	1,333,000	1,388,678
ITT Holdings LLC
6.50%, 08/01/29 (a)(c)	2,122,000	2,110,396
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kinetik Holdings LP
6.63%, 12/15/28 (a)(c)	1,883,000	1,924,010
5.88%, 06/15/30 (a)(c)	1,519,000	1,527,161
Kodiak Gas Services LLC
5.88%, 04/01/31 (a)(c)	1,700,000	1,711,132
6.50%, 10/01/33 (a)(c)	1,077,000	1,096,546
6.75%, 10/01/35 (a)(c)	1,008,000	1,036,620
Kraken Oil & Gas Partners LLC
7.63%, 08/15/29 (a)(c)	822,000	834,809
7.13%, 05/15/31 (a)(c)	100,000	99,480
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.88%, 12/01/32 (a)(c)	955,000	987,874
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.50%, 02/15/28 (a)(c)	1,451,000	1,488,530
Matador Resources Co.
6.50%, 04/15/32 (a)(c)	1,216,000	1,232,783
6.25%, 04/15/33 (a)(c)	1,278,000	1,285,599
6.00%, 04/15/34 (a)(c)	1,250,000	1,235,832
Moss Creek Resources Holdings, Inc.
8.25%, 09/01/31 (a)(c)	1,273,000	1,295,797
Murphy Oil Corp.
6.00%, 10/01/32 (a)	1,393,000	1,402,277
6.50%, 02/15/34 (a)	650,000	651,533
5.88%, 12/01/42 (a)(f)	980,000	861,603
Nabors Industries, Inc.
9.13%, 01/31/30 (a)(c)	1,675,000	1,756,176
8.88%, 08/15/31 (a)(c)	912,000	956,676
7.63%, 11/15/32 (a)(c)	1,270,000	1,324,778
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29 (a)(c)	1,393,000	1,447,956
8.38%, 02/15/32 (a)(c)	2,084,000	2,191,050
Noble Finance II LLC
8.00%, 04/15/30 (a)(c)	2,177,000	2,264,650
Northern Oil & Gas, Inc.
8.75%, 06/15/31 (a)(c)	934,000	969,098
7.88%, 10/15/33 (a)(c)	1,229,000	1,248,160
Northriver Midstream Finance LP
6.75%, 07/15/32 (a)(c)	1,111,000	1,130,842
NuStar Logistics LP
6.38%, 10/01/30 (a)	1,096,000	1,138,503
Oceaneering International, Inc.
6.00%, 02/01/28 (a)	567,000	572,669
Par Petroleum LLC
7.38%, 06/01/34 (a)(c)	850,000	870,433
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (a)	1,154,000	1,154,908
9.88%, 03/15/30 (a)(c)	1,354,000	1,448,182
7.88%, 09/15/30 (a)(c)	1,033,000	1,058,517
Prairie Acquiror LP
9.00%, 08/01/29 (a)(c)	1,022,000	1,066,063
Precision Drilling Corp.
6.88%, 01/15/29 (a)(c)	453,000	457,736
Range Resources Corp.
4.75%, 02/15/30 (a)(c)	1,417,000	1,387,370
Rockies Express Pipeline LLC
4.95%, 07/15/29 (a)(c)	1,080,000	1,070,643
4.80%, 05/15/30 (a)(c)	889,000	871,468
6.75%, 03/15/33 (a)(c)	811,000	845,014
6.88%, 04/15/40 (c)	1,334,000	1,364,803
Saturn Oil & Gas, Inc.
9.63%, 06/15/29 (a)(c)	855,000	896,050
Seadrill Finance Ltd.
8.38%, 08/01/30 (a)(c)	1,100,000	1,150,287

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SESI LLC
7.88%, 09/30/30 (a)(c)	1,251,000	1,292,147
SM Energy Co.
6.50%, 07/15/28 (a)	711,000	712,359
6.75%, 08/01/29 (a)(c)	1,390,000	1,425,945
8.63%, 11/01/30 (a)(c)	1,786,000	1,889,259
8.75%, 07/01/31 (a)(c)	3,147,000	3,295,699
7.00%, 08/01/32 (a)(c)	1,127,000	1,155,244
9.63%, 06/15/33 (a)(c)	1,422,000	1,583,671
6.63%, 04/15/34 (a)(c)	1,677,000	1,687,005
Solaris Energy Infrastructure LLC
6.38%, 05/15/31 (a)(c)	2,250,000	2,286,287
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55 (a)(b)	1,218,000	1,303,521
7.63%, 03/01/55 (a)(b)	793,000	829,094
Star Holding LLC
8.75%, 08/01/31 (a)(c)	679,000	691,250
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31 (a)(c)	1,019,000	977,596
6.50%, 12/15/35 (a)(c)	948,000	941,245
Summit Midstream Holdings LLC
8.63%, 10/31/29 (a)(c)	1,434,000	1,496,278
Sunoco LP
5.88%, 07/15/27 (a)(c)	1,383,000	1,385,630
7.00%, 05/01/29 (a)(c)	1,215,000	1,255,011
4.50%, 10/01/29 (a)(c)	1,553,000	1,512,399
4.63%, 05/01/30 (a)(c)	1,253,000	1,216,300
5.63%, 03/15/31 (a)(c)	1,292,000	1,294,177
5.38%, 07/15/31 (a)(c)	1,000,000	995,560
7.25%, 05/01/32 (a)(c)	1,214,000	1,271,393
6.63%, 08/15/32 (a)(c)	1,005,000	1,026,793
6.25%, 07/01/33 (a)(c)	1,849,000	1,881,590
5.88%, 03/15/34 (a)(c)	1,125,000	1,118,955
5.63%, 07/15/34 (a)(c)	1,000,000	988,034
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/28 (a)	2,134,000	2,147,013
7.00%, 09/15/28 (a)(c)	1,288,000	1,318,983
4.50%, 05/15/29 (a)	1,012,000	992,159
4.50%, 04/30/30 (a)	1,278,000	1,242,119
Superior Plus LP/Superior General Partner, Inc.
4.50%, 03/15/29 (a)(c)	1,119,000	1,084,693
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (a)(c)	1,697,000	1,697,510
7.38%, 02/15/29 (a)(c)	1,091,000	1,129,872
6.00%, 12/31/30 (a)(c)	1,019,000	1,029,020
6.00%, 09/01/31 (a)(c)	768,000	768,558
6.75%, 03/15/34 (a)(c)	1,452,000	1,484,300
Talos Production, Inc.
9.00%, 02/01/29 (a)(c)	1,149,000	1,200,372
9.38%, 02/01/31 (a)(c)	1,199,000	1,272,923
TGNR Intermediate Holdings LLC
5.50%, 10/15/29 (a)(c)	1,229,000	1,211,230
TGS ASA
8.50%, 01/15/30 (a)(c)	922,000	970,397
Tidewater, Inc.
9.13%, 07/15/30 (a)(c)	1,138,000	1,226,224
TransMontaigne Partners LLC
8.50%, 06/15/30 (a)(c)	1,000,000	1,032,400
Transocean International Ltd.
8.25%, 05/15/29 (a)(c)	1,409,000	1,464,209
8.75%, 02/15/30 (a)(c)	1,145,900	1,201,359
7.50%, 04/15/31 (d)	877,000	900,463
8.50%, 05/15/31 (a)(c)	1,261,000	1,332,820
7.88%, 10/15/32 (a)(c)	791,000	844,347
6.80%, 03/15/38	1,659,000	1,584,850
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
USA Compression Partners LP/USA Compression Finance Corp.
7.13%, 03/15/29 (a)(c)	1,641,000	1,691,442
6.25%, 10/01/33 (a)(c)	1,089,000	1,093,615
Valaris Ltd.
8.38%, 04/30/30 (a)(c)	1,884,000	1,963,036
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29 (a)(c)	2,071,000	1,985,552
6.25%, 01/15/30 (a)(c)	1,607,000	1,658,249
4.13%, 08/15/31 (a)(c)	2,185,000	2,051,809
3.88%, 11/01/33 (a)(c)	2,214,000	1,975,250
6.00%, 05/01/36 (a)(c)	1,000,000	1,011,731
Venture Global LNG, Inc.
8.13%, 06/01/28 (a)(c)	4,713,000	4,819,768
9.50%, 02/01/29 (a)(c)	5,156,000	5,615,657
7.00%, 01/15/30 (a)(c)	2,393,000	2,455,662
8.38%, 06/01/31 (a)(c)	3,931,000	4,092,639
9.88%, 02/01/32 (a)(c)	3,431,000	3,670,229
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30 (a)(c)	3,078,000	3,163,056
7.50%, 05/01/33 (a)(c)	1,958,000	2,161,863
6.50%, 01/15/34 (a)(c)	3,857,000	4,034,869
6.50%, 06/15/34 (a)(c)	2,132,000	2,226,113
7.75%, 05/01/35 (a)(c)	2,081,000	2,337,273
6.75%, 01/15/36 (a)(c)	3,329,000	3,532,672
Vermilion Energy, Inc.
6.88%, 05/01/30 (a)(c)	592,000	597,371
7.25%, 02/15/33 (a)(c)	722,000	726,853
Viridien
10.00%, 10/15/30 (a)(c)	623,000	666,608
W&T Offshore, Inc.
10.75%, 02/01/29 (a)(c)(d)	622,000	643,024
WBI Operating LLC
6.25%, 10/15/30 (a)(c)	811,000	818,396
6.50%, 10/15/33 (a)(c)	1,276,000	1,292,920
Weatherford International Ltd.
6.75%, 10/15/33 (a)(c)	1,871,000	1,926,271
Wildfire Intermediate Holdings LLC
7.50%, 10/15/29 (a)(c)	930,000	955,547
		275,718,188
Industrial Other 1.1%
AECOM
6.00%, 08/01/33 (a)(c)	1,676,000	1,679,756
Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.00%, 05/21/30 (a)(c)	1,704,000	1,760,419
APi Group DE, Inc.
4.13%, 07/15/29 (a)(c)	1,092,000	1,055,664
4.75%, 10/15/29 (a)(c)	1,150,000	1,131,830
5.75%, 06/01/34 (a)(c)	250,000	249,251
Arcosa, Inc.
4.38%, 04/15/29 (a)(c)	1,301,000	1,272,484
6.88%, 08/15/32 (a)(c)	1,106,000	1,146,852
Artera Services LLC
8.50%, 02/15/31 (a)(c)	1,056,000	965,093
Brand Industrial Services, Inc.
10.38%, 08/01/30 (a)(c)	2,472,000	2,187,863
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 02/01/32 (a)(c)	1,031,000	1,062,902
Dycom Industries, Inc.
4.50%, 04/15/29 (a)(c)	1,015,000	997,787
Fluor Corp.
4.25%, 09/15/28 (a)	557,000	547,774

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Global Infrastructure Solutions, Inc.
5.63%, 06/01/29 (a)(c)	235,000	234,802
7.50%, 04/15/32 (a)(c)	1,516,000	1,598,163
Grand Canyon University
5.13%, 10/01/28 (a)	621,000	616,771
Granite Construction, Inc.
6.38%, 06/15/34 (a)(c)	1,000,000	1,023,011
Installed Building Products, Inc.
5.63%, 02/01/34 (a)(c)	1,096,000	1,078,731
KBR, Inc.
4.75%, 09/30/28 (a)(c)	1,369,000	1,357,607
Lsf12 Helix Parent LLC
7.13%, 02/01/33 (a)(c)	775,000	761,370
Park-Ohio Industries, Inc.
8.50%, 08/01/30 (a)(c)	567,000	595,203
TopBuild Corp.
4.13%, 02/15/32 (a)(c)	630,000	634,822
5.63%, 01/31/34 (a)(c)	911,000	920,317
Tutor Perini Corp.
11.88%, 04/30/29 (a)(c)	790,000	862,460
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct
13.00%, 12/15/30 (a)(c)	28,671	35,301
VM Consolidated, Inc.
5.50%, 04/15/29 (a)(c)	1,083,000	934,338
Williams Scotsman, Inc.
4.63%, 08/15/28 (a)(c)	1,128,000	1,117,813
6.63%, 06/15/29 (a)(c)	305,000	312,868
6.63%, 04/15/30 (a)(c)	606,000	623,732
7.38%, 10/01/31 (a)(c)	803,000	838,966
		27,603,950
Owned No Guarantee 0.1%
CITGO Petroleum Corp.
8.38%, 01/15/29 (a)(c)	1,983,000	2,043,979
Teine Energy Ltd.
6.88%, 04/15/29 (a)(c)	794,000	799,270
		2,843,249
Technology 9.4%
Ahead DB Holdings LLC
6.63%, 05/01/28 (a)(c)	967,000	973,368
Amentum Holdings, Inc.
7.25%, 08/01/32 (a)(c)	1,751,000	1,813,719
Amkor Technology, Inc.
5.88%, 10/01/33 (a)(c)	983,000	988,738
ams-OSRAM AG
12.25%, 03/30/29 (a)(c)	1,468,000	1,557,915
APLD ComputeCo 2 LLC
6.75%, 03/15/31 (a)(c)	3,754,000	3,785,808
APLD ComputeCo LLC
9.25%, 12/15/30 (a)(c)	3,468,000	3,745,520
AthenaHealth Group, Inc.
6.50%, 02/15/30 (a)(c)	4,029,000	3,887,317
Black Pearl Compute LLC
6.13%, 02/15/31 (a)(c)	2,500,000	2,546,651
Block, Inc.
5.63%, 08/15/30 (a)(c)	1,400,000	1,406,811
3.50%, 06/01/31 (a)	1,797,000	1,638,837
6.50%, 05/15/32 (a)	2,889,000	2,946,300
6.00%, 08/15/33 (a)(c)	1,704,000	1,705,842
CACI International, Inc.
6.38%, 06/15/33 (a)(c)	1,627,000	1,664,968
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Capstone Borrower, Inc.
8.00%, 06/15/30 (a)(c)	1,609,000	1,584,300
Castle U.S. Holding Corp.
10.00%, 06/30/31 (a)(c)	111,000	22,200
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/29 (a)(c)	1,247,000	688,968
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/29 (a)(c)	1,240,000	657,200
Ciena Corp.
4.00%, 01/31/30 (a)(c)	970,000	931,515
Cipher Compute LLC
7.13%, 11/15/30 (a)(c)	2,310,000	2,410,950
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (a)(c)	1,612,000	1,560,123
4.88%, 07/01/29 (a)(c)	1,566,000	1,435,255
Cloud Software Group, Inc.
6.50%, 03/31/29 (a)(c)	6,934,000	6,884,895
9.00%, 09/30/29 (a)(c)	5,496,000	5,435,438
8.25%, 06/30/32 (a)(c)	3,416,000	3,356,472
6.63%, 08/15/33 (a)(c)	2,225,000	2,027,149
Coherent Corp.
5.00%, 12/15/29 (a)(c)	1,395,000	1,381,486
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/29 (a)(c)	969,000	839,597
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28 (a)(c)	1,000,000	1,002,265
Core Scientific Finance I LLC
7.75%, 05/15/31 (a)(c)	5,600,000	5,729,899
CoreLogic, Inc.
4.50%, 05/01/28 (a)(c)	1,276,000	1,254,185
CoreWeave, Inc.
9.25%, 06/01/30 (a)(c)	3,314,000	3,383,470
9.00%, 02/01/31 (a)(c)	3,039,000	3,085,100
9.75%, 10/01/31 (a)(c)	4,650,000	4,798,930
CPI CG, Inc.
10.00%, 07/15/29 (a)(c)	522,000	552,015
Crane NXT Co.
4.20%, 03/15/48 (a)	1,301,000	831,339
Diebold Nixdorf, Inc.
7.75%, 03/31/30 (a)(c)	1,494,000	1,566,719
Dye & Durham Ltd.
8.63%, 04/15/29 (a)(c)	868,000	713,943
Edged Compute LLC
7.50%, 04/30/31 (a)(c)	2,200,000	2,207,594
Elastic NV
4.13%, 07/15/29 (a)(c)	1,255,000	1,202,361
Ellucian Holdings, Inc.
6.50%, 12/01/29 (a)(c)	1,345,000	1,330,510
Entegris, Inc.
4.38%, 04/15/28 (a)(c)	1,302,000	1,284,451
4.75%, 04/15/29 (a)(c)	3,198,000	3,179,564
3.63%, 05/01/29 (a)(c)	887,000	847,763
5.95%, 06/15/30 (a)(c)	1,027,000	1,038,035
Fair Isaac Corp.
4.00%, 06/15/28 (a)(c)	1,933,000	1,893,191
6.00%, 05/15/33 (a)(c)	2,118,000	2,098,844
6.25%, 09/15/34 (a)(c)	1,981,000	1,966,835
Flash Compute LLC
7.25%, 12/31/30 (a)(c)	1,250,000	1,290,229
Fortress Intermediate 3, Inc.
7.50%, 06/01/31 (a)(c)	1,260,000	1,275,303

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Gen Digital, Inc.
6.75%, 09/30/27 (a)(c)	1,181,000	1,188,574
7.13%, 09/30/30 (a)(c)	1,103,000	1,124,705
6.25%, 04/01/33 (a)(c)	2,092,000	2,085,401
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/27 (a)(c)	1,264,000	1,265,100
3.50%, 03/01/29 (a)(c)	1,075,000	1,012,405
GoTo Group, Inc.
5.50%, 05/01/28 (a)(c)	1,425,600	878,652
HealthEquity, Inc.
4.50%, 10/01/29 (a)(c)	1,217,000	1,185,800
Ingram Micro, Inc.
4.75%, 05/15/29 (a)(c)	2,626,000	2,582,753
Insight Enterprises, Inc.
6.63%, 05/15/32 (a)(c)	1,252,000	1,272,845
ION Platform Finance U.S., Inc.
7.88%, 09/30/32 (a)(c)	2,336,000	1,812,026
ION Platform Finance U.S., Inc./ION Platform Finance SARL
4.63%, 05/01/28 (a)(c)	827,000	776,078
5.00%, 05/01/28 (a)(c)	890,000	833,328
5.75%, 05/15/28 (a)(c)	1,032,000	987,530
8.75%, 05/01/29 (a)(c)	1,117,000	1,031,178
9.50%, 05/30/29 (a)(c)	1,313,000	1,229,152
9.00%, 08/01/29 (a)(c)	875,000	806,054
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/32 (a)(c)	1,366,000	1,317,227
Iron Mountain, Inc.
4.88%, 09/15/27 (a)(c)	2,199,000	2,192,117
5.25%, 03/15/28 (a)(c)	1,485,000	1,485,790
5.00%, 07/15/28 (a)(c)	1,507,000	1,506,107
7.00%, 02/15/29 (a)(c)	1,625,000	1,659,938
4.88%, 09/15/29 (a)(c)	1,176,000	1,156,050
5.25%, 07/15/30 (a)(c)	2,458,000	2,432,697
4.50%, 02/15/31 (a)(c)	2,280,000	2,178,710
5.63%, 07/15/32 (a)(c)	837,000	829,586
6.25%, 01/15/33 (a)(c)	1,779,000	1,808,053
Kioxia Holdings Corp.
6.25%, 07/24/30 (a)(c)	1,273,000	1,311,814
McAfee Corp.
7.38%, 02/15/30 (a)(c)	3,155,000	2,700,854
Meridian Arc Holdco LLC
6.25%, 04/30/31 (a)(c)	9,137,000	9,188,917
Mobius Merger Sub, Inc.
9.00%, 06/01/30 (a)(c)	882,000	591,673
NCR Atleos Corp.
9.50%, 04/01/29 (a)(c)	1,310,000	1,401,500
NCR Voyix Corp.
5.00%, 10/01/28 (a)(c)	1,575,000	1,548,900
5.13%, 04/15/29 (a)(c)	942,000	922,893
Neptune Bidco U.S., Inc.
9.29%, 04/15/29 (a)(c)	4,366,000	4,466,938
10.38%, 05/15/31 (a)(c)	2,048,000	2,141,429
9.50%, 02/15/33 (a)(c)	2,824,000	2,892,346
Newfold Digital Holdings Group, Inc.
11.75%, 04/30/29 (a)	1,191,200	768,562
ON Semiconductor Corp.
3.88%, 09/01/28 (a)(c)	1,633,000	1,594,012
Open Text Corp.
3.88%, 02/15/28 (a)(c)	1,552,000	1,506,335
3.88%, 12/01/29 (a)(c)	1,435,000	1,317,967
Open Text Holdings, Inc.
4.13%, 02/15/30 (a)(c)	1,690,000	1,553,758
4.13%, 12/01/31 (a)(c)	1,400,000	1,222,642
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pagaya U.S. Holdings Co. LLC
8.88%, 08/01/30 (a)(c)(d)	1,136,000	890,321
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
4.00%, 06/15/29 (a)(c)	774,000	677,398
Pitney Bowes, Inc.
7.25%, 03/15/29 (a)(c)	1,665,000	1,680,951
PR RNO Property Owner 1 LLC
6.50%, 05/01/31 (a)(c)	7,900,000	7,915,405
PTC, Inc.
4.00%, 02/15/28 (a)(c)	1,496,000	1,471,423
RingCentral, Inc.
8.50%, 08/15/30 (a)(c)	925,000	970,670
Rocket Software, Inc.
9.00%, 11/28/28 (a)(c)	1,065,000	1,074,778
6.50%, 02/15/29 (a)(c)	1,196,000	1,119,617
Sabre Financial Borrower LLC
11.13%, 06/15/29 (a)(c)	1,525,000	1,588,271
Sabre GLBL, Inc.
10.75%, 11/15/29 (a)(c)	853,000	766,510
10.75%, 03/15/30 (a)(c)	904,000	799,678
11.13%, 07/15/30 (a)(c)	2,368,000	2,113,440
Science Applications International Corp.
4.88%, 04/01/28 (a)(c)	1,045,000	1,041,232
5.88%, 11/01/33 (a)(c)	895,000	884,344
SE Cosmos LLC
8.88%, 05/01/31 (a)(c)	1,725,000	1,805,255
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/29 (a)	719,000	705,259
8.25%, 12/15/29 (a)	1,192,000	1,243,201
5.88%, 07/15/30 (a)(c)	891,000	908,654
8.50%, 07/15/31 (a)(c)	498,000	521,070
9.63%, 12/01/32 (a)(c)	1,091,000	1,212,590
5.75%, 12/01/34 (a)	882,000	899,305
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/32 (a)(c)	2,757,000	2,757,407
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)(c)	3,366,000	3,367,794
6.50%, 06/01/32 (a)(c)	1,320,000	1,332,461
SV RNO Property Owner 1 LLC
5.88%, 03/01/31 (a)(c)	6,000,000	5,928,278
Synaptics, Inc.
4.00%, 06/15/29 (a)(c)	851,000	815,736
TTM Technologies, Inc.
4.00%, 03/01/29 (a)(c)	1,060,000	1,027,252
Twilio, Inc.
3.63%, 03/15/29 (a)	1,087,000	1,047,304
3.88%, 03/15/31 (a)	748,000	704,175
UKG, Inc.
6.88%, 02/01/31 (a)(c)	4,328,000	4,256,682
Unisys Corp.
10.63%, 01/15/31 (a)(c)(d)	1,348,000	1,317,857
Viavi Solutions, Inc.
3.75%, 10/01/29 (a)(c)	1,003,000	952,309
Virtusa Corp.
7.13%, 12/15/28 (a)(c)	885,000	739,595
WEX, Inc.
6.50%, 03/15/33 (a)(c)	1,016,000	1,012,358
WULF Compute LLC
7.75%, 10/15/30 (a)(c)	4,883,000	5,133,718
Xerox Corp.
10.25%, 10/15/30 (a)(c)(d)	661,000	581,946
13.50%, 04/15/31 (a)(c)(d)	841,000	563,550

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 03/01/35	711,000	244,648
6.75%, 12/15/39	534,000	189,570
Xerox Holdings Corp.
5.50%, 08/15/28 (a)(c)	1,195,000	699,075
8.88%, 11/30/29 (a)(c)	1,135,000	516,425
Zebra Technologies Corp.
6.50%, 06/01/32 (a)(c)	927,000	940,884
Ziff Davis, Inc.
4.63%, 10/15/30 (a)(c)	908,000	862,979
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 02/01/29 (a)(c)	1,394,000	1,093,842
		238,553,500
Transportation 1.8%
Alaska Airlines, Inc.
6.50%, 06/01/31 (a)(c)	1,000,000	995,097
Allegiant Travel Co.
7.25%, 08/15/27 (a)(c)	1,220,000	1,228,043
American Airlines, Inc.
7.25%, 02/15/28 (a)(c)	1,044,000	1,059,611
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.75%, 04/20/29 (c)	3,907,000	3,905,242
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/27 (a)(c)	891,000	891,895
4.75%, 04/01/28 (a)(c)	509,000	501,935
5.38%, 03/01/29 (a)(c)	802,000	786,569
8.25%, 01/15/30 (a)(c)	1,259,000	1,299,414
8.00%, 02/15/31 (a)(c)	696,000	701,418
8.38%, 06/15/32 (a)(c)	1,048,000	1,070,977
Beacon Mobility Corp.
7.25%, 08/01/30 (a)(c)	813,000	842,205
Brightline East LLC
11.00%, 01/31/30 (a)(c)	2,474,000	259,770
Carriage Purchaser, Inc.
7.88%, 10/15/29 (a)(c)	739,000	721,276
Clue Opco LLC
9.50%, 10/15/31 (a)(c)(d)	1,409,000	1,320,938
Danaos Corp.
6.88%, 10/15/32 (a)(c)	763,000	787,814
Dcli Bidco LLC
7.75%, 11/15/29 (a)(c)	1,109,000	1,141,594
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 07/31/29 (a)(c)	953,000	922,389
GB AIT Buyer, Inc.
8.75%, 04/30/34 (a)(c)	850,000	851,756
Genesee & Wyoming, Inc.
6.25%, 04/15/32 (a)(c)	962,000	977,696
Hertz Corp.
12.63%, 07/15/29 (a)(c)	1,992,000	1,815,922
5.00%, 12/01/29 (a)(c)	1,841,000	817,901
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/31 (a)(c)	3,207,000	2,953,924
OneSky Flight LLC
8.88%, 12/15/29 (a)(c)	769,000	811,668
PODS LLC
8.75%, 05/15/31 (a)(c)	1,000,000	972,995
Railworks Holdings LP/Railworks Rally, Inc.
8.25%, 11/15/28 (a)(c)	1,094,000	1,101,880
Rand Parent LLC
8.50%, 02/15/30 (a)(c)	1,617,000	1,667,858
RXO, Inc.
6.38%, 05/15/31 (a)(c)	734,000	739,645
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Star Leasing Co. LLC
7.63%, 02/15/30 (a)(c)	1,247,000	1,209,285
Stena International SA
7.25%, 01/15/31 (a)(c)	1,904,000	1,953,388
Stonepeak Nile Parent LLC
7.25%, 03/15/32 (a)(c)	887,000	924,995
United Airlines Holdings, Inc.
4.88%, 03/01/29 (a)	1,270,000	1,256,369
5.38%, 03/01/31 (a)	1,550,000	1,534,913
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.50%, 06/01/28 (a)(c)(d)	819,000	815,957
6.38%, 02/01/30 (a)(c)(d)	1,763,000	1,609,793
8.75%, 01/15/32 (a)(c)(d)	700,000	680,415
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/32 (a)(c)	1,479,000	1,524,655
XPO CNW, Inc.
6.70%, 05/01/34	760,000	806,238
XPO, Inc.
7.13%, 06/01/31 (a)(c)	871,000	899,651
7.13%, 02/01/32 (a)(c)	1,007,000	1,044,077
		45,407,168
		2,078,469,770

Utility 3.3%
Electric 3.3%
AES Corp.
7.60%, 01/15/55 (a)(b)	1,472,000	1,501,776
6.95%, 07/15/55 (a)(b)	1,075,000	1,060,498
Alpha Generation LLC
6.75%, 10/15/32 (a)(c)	1,537,000	1,573,828
6.25%, 01/15/34 (a)	1,538,000	1,525,720
Atlantica Sustainable Infrastructure Ltd.
4.13%, 06/15/28 (a)(c)	649,000	638,367
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.38%, 02/15/32 (a)(c)	1,757,000	1,748,262
Clearway Energy Operating LLC
4.75%, 03/15/28 (a)(c)	1,654,000	1,642,606
3.75%, 02/15/31 (a)(c)	1,396,000	1,301,502
3.75%, 01/15/32 (a)(c)	704,000	646,024
5.75%, 01/15/34 (a)(c)	939,000	934,064
ContourGlobal Power Holdings SA
6.75%, 02/28/30 (a)(c)	595,000	608,721
DPL LLC
4.35%, 04/15/29 (a)	836,000	807,919
Edison International
8.13%, 06/15/53 (a)(b)	1,464,000	1,496,060
7.88%, 06/15/54 (a)(b)	413,000	422,807
Electricite de France SA
9.13%, 03/15/33 (a)(b)(c)(e)	2,503,000	2,900,839
Emera U.S. Finance LLC
6.65%, 10/01/56 (a)(b)	625,000	633,421
6.85%, 10/01/56 (a)(b)	980,000	993,928
EUSHI Finance, Inc.
7.63%, 12/15/54 (a)(b)	1,058,000	1,102,623
6.25%, 04/01/56 (a)(b)	1,192,000	1,184,107
Hawaiian Electric Co., Inc.
6.00%, 10/01/33 (a)(c)	793,000	787,515
Leeward Renewable Energy Operations LLC
4.25%, 07/01/29 (a)(c)	1,019,000	974,012
Long Ridge Energy LLC
8.75%, 02/15/32 (a)(c)	1,034,000	1,075,349

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NOVA Chemicals Corp.
5.25%, 06/01/27 (a)(c)	1,559,000	1,564,843
4.25%, 05/15/29 (a)(c)	814,000	795,335
9.00%, 02/15/30 (a)(c)	1,123,000	1,184,107
7.00%, 12/01/31 (a)(c)	848,000	895,868
NRG Energy, Inc.
5.75%, 01/15/28 (a)	1,295,000	1,297,212
3.38%, 02/15/29 (a)(c)	1,047,000	999,715
5.25%, 06/15/29 (a)(c)	2,030,000	2,020,537
5.75%, 07/15/29 (a)(c)	1,446,000	1,447,873
3.63%, 02/15/31 (a)(c)	2,019,000	1,873,359
3.88%, 02/15/32 (a)(c)	802,000	737,593
6.00%, 02/01/33 (a)(c)	1,873,000	1,887,921
5.75%, 01/15/34 (a)(c)	1,461,000	1,445,838
5.88%, 05/15/34 (a)(c)	1,700,000	1,690,161
6.25%, 11/01/34 (a)(c)	1,864,000	1,881,121
6.00%, 01/15/36 (a)(c)	3,621,000	3,599,173
6.13%, 05/15/36 (a)(c)	1,500,000	1,497,562
PacifiCorp
7.38%, 09/15/55 (a)(b)	1,529,000	1,558,413
7.13%, 08/15/56 (a)(b)	1,500,000	1,508,898
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/28 (a)(c)	1,169,000	1,151,798
PG&E Corp.
5.00%, 07/01/28 (a)	1,818,000	1,810,197
5.25%, 07/01/30 (a)	2,235,000	2,212,688
7.38%, 03/15/55 (a)(b)	2,530,000	2,578,354
6.85%, 09/15/56 (a)(b)	1,250,000	1,246,437
Puget Energy, Inc.
7.00%, 09/15/56 (a)(b)(c)	500,000	505,181
7.25%, 09/15/56 (a)(b)(c)	870,000	880,395
Talen Energy Supply LLC
6.25%, 02/01/34 (a)(c)	2,236,000	2,229,697
6.50%, 02/01/36 (a)(c)	2,132,000	2,145,675
TerraForm Power Operating LLC
5.00%, 01/31/28 (a)(c)	1,271,000	1,264,277
4.75%, 01/15/30 (a)(c)	1,085,000	1,048,293
TransAlta Corp.
5.88%, 02/01/34 (a)(c)	331,000	327,475
6.50%, 03/15/40	1,240,000	1,220,810
TXNM Energy, Inc.
7.00%, 07/31/56 (a)(b)(c)	763,000	770,985
VoltaGrid LLC
7.38%, 11/01/30 (a)(c)	2,872,000	2,992,021
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27 (a)(c)	1,708,000	1,697,510
7.25%, 01/15/29 (a)(c)	929,000	968,127
8.38%, 01/15/31 (a)(c)(d)	1,813,000	1,944,762
8.63%, 03/15/33 (a)(c)	1,271,000	1,366,673
7.75%, 04/15/34 (a)(c)	1,000,000	1,056,636
		82,863,468
Total Corporates (Cost $2,505,027,212)		2,491,929,471

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 3.2% OF NET ASSETS

Money Market Funds 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (j)	14,297,774	14,297,774
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (j)(k)	68,182,165	68,182,165
		82,479,939
Total Short-Term Investments (Cost $82,479,939)		82,479,939
Total Investments in Securities (Cost $2,587,507,151)		2,574,409,410

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,048,086,407 or 80.8% of net assets.

(d)	All or a portion of this security is on loan.
(e)	Perpetual security. Maturity date represents the next call date.
(f)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(g)	Subsequent to the end of the reporting period, the issuer filed for bankruptcy.
(h)	Security placed in non-accrual status.
(i)	Security is in default on interest payments.
(j)	The rate shown is the annualized 7-day yield.
(k)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $64,726,694.

DAC —	Designated Activity Company
REIT —	Real Estate Investment Trust

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$2,491,929,471	$—	$2,491,929,471
Short-Term Investments[1]	82,479,939	—	—	82,479,939
Total	$82,479,939	$2,491,929,471	$—	$2,574,409,410

[1]	As categorized in the Portfolio Holdings.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
REG123135MAY26